                          [PACIFICA LOGO]


                          (SERVICE SHARES)

                          PACIFICA PRIME MONEY
                          MARKET FUND

                          PACIFICA TREASURY
                          MONEY MARKET FUND


                          PROSPECTUS
                          FEBRUARY 1, 1996
                          As Revised February 9, 1996

                          [FIRST INTERSTATE BANK LOGO]

                    Investment Advisor to The Pacifica Funds

                              PACIFICA FUNDS TRUST
                                (SERVICE SHARES)

                   237 PARK AVENUE, NEW YORK, NEW YORK 10017
                        GENERAL AND ACCOUNT INFORMATION:
                                 (800) 662-8417

                  FIRST INTERSTATE CAPITAL MANAGEMENT, INC. --
                               INVESTMENT ADVISOR
                           ("FICM" OR THE "ADVISOR")

                    THE DREYFUS CORPORATION -- ADMINISTRATOR
                             (THE "ADMINISTRATOR")

                 PACIFICA FUNDS DISTRIBUTOR INC. -- DISTRIBUTOR
                       ("PFD INC." OR THE "DISTRIBUTOR")

    Pacifica Funds Trust (the "Trust") is an open-end investment company (a mutual fund) that offers a selection of separate investment portfolios. This Prospectus describes the Service Shares of the following two money market funds (the "Funds"):

    - Pacifica Prime Money Market Fund

    - Pacifica Treasury Money Market Fund

    Service Shares of the Funds are sold to investors maintaining qualified accounts at bank affiliates of First Interstate Bancorp or other banks or institutions designated by First Interstate Bancorp ("Banks").

    This Prospectus sets forth concisely the information a prospective investor should know before investing in either of the Funds and should be read and retained for future reference. A Statement of Additional Information for the Funds' Service and Institutional Shares (the "SAI") dated February 1, 1996 (which may be revised from time to time), containing additional and more detailed information about the Funds, has been filed with the Securities and Exchange Commission (the "SEC") and is hereby incorporated by reference into the Prospectus. For a free copy, call the telephone number above.
                          ----------------------------

    AN INVESTMENT IN THE FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

    SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FIRST INTERSTATE OR OTHER BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. MUTUAL FUND SHARES INVOLVE CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
 EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
   SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
      PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
        REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                THE DATE OF THIS PROSPECTUS IS FEBRUARY 1, 1996.
                        (Revised as of February 9, 1996)

                               TABLE OF CONTENTS

                                                            PAGE
                                                            ----
FUND EXPENSES............................................     3
FEE TABLE -- SERVICE SHARES..............................     3
FINANCIAL HISTORY........................................     5
THE FUNDS................................................    10
INVESTMENT POLICIES AND PRACTICES OF THE FUNDS...........    10
DESCRIPTION OF SECURITIES AND INVESTMENT PRACTICES.......    11
INVESTMENT RESTRICTIONS..................................    16
MANAGEMENT OF THE FUNDS..................................    17
HOW TO BUY SERVICE SHARES................................    20
HOW TO EXCHANGE SERVICE SHARES...........................    22
HOW TO REDEEM SERVICE SHARES.............................    23
DIVIDENDS, DISTRIBUTIONS AND FEDERAL INCOME TAXES........    23
OTHER INFORMATION........................................    25

                                 FUND EXPENSES

     The following table lists the annual costs and expenses that an investor will incur either directly or indirectly as a shareholder of a Fund's Service Shares based upon the Fund's operating expenses for the year ended September 30, 1995, adjusted to reflect current fees and expenses. See "Other
Information -- Capitalization."

                          FEE TABLE -- SERVICE SHARES

                                                  PRIME     TREASURY
                                                  MONEY      MONEY
                                                  MARKET     MARKET
                                                   FUND       FUND
                                                  ------    --------
SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales Load Imposed on Purchases (as a
     percentage of offering price).............    None        None
  Maximum Sales Load Imposed on Reinvested
     Dividends (as a percentage of offering
     price)....................................    None        None
  Deferred Sales Load (as a percentage of
     redemption proceeds)......................    None        None
  Redemption Fees..............................    None        None
  Exchange Fee.................................    None        None
ANNUAL FUND OPERATING EXPENSES:
  (as a percentage of average net assets)
  Management Fees (after waivers)+.............    0.12%       0.12%
  Other Expenses (after waivers)++.............    0.33        0.34
                                                  -----       -----
TOTAL FUND OPERATING EXPENSES:
  (after waivers)+++...........................    0.45%       0.46%
                                                  =====       =====

---------------
  + The investment advisory agreement for the Funds provides for management fees payable at an annual rate of 0.30% of the first $500 million of the average daily net assets of each Fund (considered separately on a Fund-by-Fund basis), 0.25% of the next $500 million of each Fund's average daily net assets, and 0.20% of each Fund's average daily net assets in excess of $1 billion. These amounts may be reduced pursuant to undertakings by the Advisor.

 ++ Other Expenses (before waivers) would be 0.38% for the Prime Money
    Market Fund and 0.38% for the Treasury Money Market Fund.

+++ Total Fund Operating Expenses (before waivers) would be 0.63% for the
    Prime Money Market Fund and 0.62% for the Treasury Money Market Fund.

     The purpose of this table is to assist shareholders in understanding the various costs and expenses that an investor in the Fund's Service Shares will bear. The table does not reflect any charges that may be imposed by a First Interstate Bank or other institution directly on their customer accounts in connection with investments in the Funds.

EXAMPLE:+

     You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:++

                                                PRIME     TREASURY
                                                MONEY      MONEY
                                                MARKET     MARKET
                                                 FUND       FUND
                                                ------    --------
1 year.......................................    $  5       $  5
3 years......................................      14         15
5 years......................................      25         26
10 years.....................................      57         58

---------------
 + THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES
   WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE MORE OR LESS THAN THE ASSUMED AMOUNT.

++ The amount of expenses a Service class shareholder would pay without waivers under these assumptions and assuming redemption after one, three, five and ten years would be $6, $20, $35 and $79, respectively, for the Prime Money Market Fund and $6, $20, $35 and $77, respectively, for the Treasury Money Market Fund.

                               FINANCIAL HISTORY


     The financial data shown below is to assist investors in evaluating the performance of the Funds for each of the ten years in the period ended September 30, 1995. The following information for the year ended September 30, 1995 and the six months ended September 30, 1994 has been audited by Ernst & Young LLP, the Funds' current independent auditors, whose report on the financial statements appears in the 1995 Annual Report to Shareholders for the Funds. Their report and the financial statements are incorporated by reference into the SAI. The following information for each of the four years in the period ended March 31, 1994 has been audited by the Funds' former independent accountants. Prior to August 11, 1995, the Funds offered only one class of shares to institutional investors, which class is now known as Service Shares. The Funds currently offer three classes of shares to institutional and non-institutional investors. See "Other Information -- Capitalization."

                            PRIME MONEY MARKET FUND*


                                                         FISCAL YEAR ENDED MARCH 31,
                     --------------------------------------------------------------------------------------------------------
                       1986        1987        1988        1989        1990        1991        1992        1993      1994
                     --------    --------    --------    --------    --------    --------    --------    --------    --------
PER SHARE DATA:
 Net asset value,
   beginning
   of year.......... $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $  .9997    $  .9998
                     --------    --------    --------    --------    --------    --------    --------    --------    --------
INVESTMENT
 OPERATIONS:
 Investment
   income -- net....    .0754       .0581       .0634       .0764       .0849       .0745       .0510       .0327       .0296
 Net realized gain
   (loss) on
   investments......       --          --          --          --          --          --      (.0003)      .0001          --
                     --------    --------    --------    --------    --------    --------    --------    --------    --------
   Total from
    Investment
    Operations......    .0754       .0581       .0634       .0764       .0849       .0745       .0507       .0328       .0296
                     --------    --------    --------    --------    --------    --------    --------    --------    --------

DISTRIBUTIONS:
 Dividends from
   investment
   income -- net....   (.0754)     (.0581)     (.0634)     (.0764)     (.0849)     (.0745)     (.0510)     (.0327)     (.0296)
                     --------    --------    --------    --------    --------    --------    --------    --------    --------
 Net asset value,
   end
   of year.......... $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $  .9997    $  .9998    $  .9998
                     ========    ========    ========    ========    ========    ========    ========    ========    ========
   Total Investment
    Return..........    7.80%       5.97%       6.50%       7.88%       8.82%       7.72%       5.22%       3.32%       3.00%
RATIOS/SUPPLEMENTAL
 DATA:
 Ratio of expenses
   to average net
   assets...........     .66%(2)     .68%(3)     .58%(4)     .56%(4)     .54%(5)     .47%(6)     .43%(7)     .41%(8)     .41%(9)
 Ratio of net
   investment income
   to average net
   assets...........    7.47%(2)    5.81%(3)    6.38%(4)    7.58%(4)    7.95%(5)    7.38%(6)    5.09%(7)    3.27%(8)    2.96%(9)
 Net Assets, end of
   year (000's
   Omitted)......... $350,344    $407,815    $628,987    $496,675    $493,641    $543,834    $528,397    $468,479    $527,599

                         SIX MONTHS          FISCAL
                            ENDED          YEAR ENDED
                        SEPTEMBER 30,     SEPTEMBER 30,
                           1994**             1995
                        -------------     -------------
PER SHARE DATA:
 Net asset value,
   beginning
   of year..........      $   .9998          $   .9998
                          ---------          ---------
INVESTMENT
 OPERATIONS:
 Investment
   income -- net....          .0185              .0546
 Net realized gain
   (loss) on
   investments......             --                 --
                          ---------          ---------
   Total from
    Investment
    Operations......          .0185              .0546
                          ---------          ---------
DISTRIBUTIONS:
 Dividends from
   investment
   income -- net....         (.0185)            (.0546)
                          ---------           ---------
 Net asset value,
   end
   of year..........      $   .9998          $   .9998
                          ===========        =========
   Total Investment
    Return..........          3.71%(1)           5.60%
RATIOS/SUPPLEMENTAL
 DATA:
 Ratio of expenses
   to average net
   assets...........           .41%(1)(10)        .41%(11)
 Ratio of net
   investment income
   to average net
   assets...........          3.67%(1)(10)       5.47%(11)
 Net Assets, end of
   year (000's
   Omitted).........      $ 565,305          $ 614,101

---------------

  * The Prime Money Market Fund operated as Pacific American Liquid Assets, Inc. from commencement of operations on April 30, 1981 until it was reorganized as a portfolio of Pacific American Fund on October 1, 1985. On October 1, 1994, the Fund was reorganized as the "Pacific American Money Market Portfolio," a portfolio of Pacifica Funds Trust. In July 1995, the Fund was renamed the "Pacifica Prime Money Market Fund."

 ** On October 1, 1994, the Fund's fiscal year end changed from March 31 to
    September 30.
                                              (Footnotes continued on next page)

 (Footnotes continued from previous page)

 (1) Annualized basis.

 (2) During the year ended March 31, 1986, the Fund's investment advisor waived a portion of its fees (.13% of average net assets).

 (3) During the year ended March 31, 1987, the Fund's investment advisor waived a portion of its fees (.25% of average net assets). In addition, during the period from January 1, 1987 to March 31, 1987, the Fund's investment advisor waived an additional portion of its fees (.02% of average net assets).

 (4) During the years ended March 31, 1988 and 1989, the Fund's investment advisor waived a portion of its fees (.35% and .34% of average net assets, respectively.)

 (5) During the year ended March 31, 1990, the Fund's investment advisor and the Fund's prior distributor waived a portion of their respective fees (.36% of average net assets).

 (6) During the year ended March 31, 1991, the Fund's investment advisor and the Fund's Service Organizations waived a portion of their respective fees (.47% of average net assets).

 (7) During the year ended March 31, 1992, the Fund's investment advisor and the Fund's Service Organizations waived a portion of their respective fees (.48% of average net assets).

 (8) During the year ended March 31, 1993, the Fund's investment advisor and the Fund's Service Organizations waived a portion of their respective fees (.48% of average net assets).

 (9) During the year ended March 31, 1994, the Fund's investment advisor and the Fund's Service Organizations waived a portion of their respective fees (.48% of average net assets).

(10) During the six month period ended September 30, 1994, the Fund's investment advisor and the Fund's Service Organizations waived a portion of their respective fees (.48% (annualized) of average net assets).

(11) During the year ended September 30, 1995, the Fund's investment advisor and the Fund's Service Organizations waived a portion of their respective fees (.27% of average net assets).

                          TREASURY MONEY MARKET FUND*


                                            FISCAL YEAR ENDED MARCH 31,
                     --------------------------------------------------------------------------
                      1986(1)          1987         1988        1989         1990        1991
                     --------        --------     --------    --------     --------    --------
PER SHARE DATA:
 Net asset value,
   beginning of
   year............. $ 1.0000        $ 1.0000     $ 1.0000    $ 1.0000     $ 1.0000    $ 1.0000
                     --------        --------     --------    --------     --------    --------
INVESTMENT
 OPERATIONS:
 Investment
   income -- net....    .0353           .0550        .0604       .0743        .0827       .0716
 Net realized gain
   (loss) on
   investments......       --              --           --          --           --       .0003
                     --------        --------     --------    --------     --------    --------
   Total from
    Investment
    Operations......    .0353           .0550        .0604       .0743        .0827       .0719
                     --------        --------     --------    --------     --------    --------
DISTRIBUTIONS:
 Dividends from
   investment
   income -- net....   (.0353)         (.0550)      (.0604)     (.0743)      (.0827)     (0.716)
                     --------        --------     --------    --------     --------    --------
 Dividends from net
   realized gain on
   investment.......       --              --           --          --           --      (.0002)
                     --------        --------     --------    --------     --------    --------
   Total
    Distributions...   (.0353)         (.0550)      (.0604)     (.0743)      (.0827)     (.0718)
                     --------        --------     --------    --------     --------    --------
 Net asset value,
  end of year....... $ 1.0000        $ 1.0000     $ 1.0000    $ 1.0000     $ 1.0000    $ 1.0001
                     ========        ========     ========    ========     ========    ========
   Total Investment
    Return..........    7.18%(2)        5.64%        6.20%       7.63%        8.58%       7.42%
RATIOS/SUPPLEMENTAL
 DATA:
 Ratio of expenses
   to average net
   assets...........     .80%(2)(3)      .69%(4)      .69%(5)     .63%(6)      .56%(7)     .48%(8)
 Ratio of net
   investment income
   to average net
   assets...........    6.91%(2)(3)     5.50%(4)     6.12%(5)    7.36%(6)     7.73%(7)    7.10%(8)
 Net Assets, end of
   year (000's
   Omitted)......... $123,243        $134,375     $101,066    $ 90,672     $ 98,398    $118,623

                                                              SIX MONTHS         FISCAL
                          FISCAL YEAR ENDED MARCH 31,            ENDED         YEAR ENDED
                      ----------------------------------     SEPTEMBER 30,    SEPTEMBER 30,
                       1992         1993          1994          1994**            1995
                     --------     --------      --------     -------------    -------------
PER SHARE DATA:
 Net asset value,
   beginning of
   year............. $ 1.0001     $  .9999      $ 1.0001       $ 1.0000        $   1.0000
                     --------     --------      --------       --------        ----------
INVESTMENT
 OPERATIONS:
 Investment
   income -- net....    .0489        .0309         .0277          .0186             .0529
 Net realized gain
   (loss) on
   investments......    .0002        .0002            --             --                --
                     --------     --------      --------       --------        ----------
   Total from
    Investment
    Operations......    .0491        .0311         .0277          .0186             .0529
                     --------     --------      --------       --------        ----------
DISTRIBUTIONS:
 Dividends from
   investment
   income -- net....   (.0489)      (.0309)       (.0277)        (.0186)           (.0529)
                     --------     --------      --------       --------        ----------
 Dividends from net
   realized gain on
   investment.......   (.0004)          --        (.0001)            --                --
                     --------     --------      --------       --------        ----------
   Total
    Distributions...   (.0493)      (.0309)       (.0278)        (.0186)           (.0529)
                     --------     --------      --------       --------        ----------
 Net asset value,
  end of year....... $  .9999     $ 1.0001      $ 1.0000       $ 1.0000        $   1.0000
                     ========     ========      ========       ========        ==========
   Total Investment
    Return..........    5.03%        3.13%         2.81%          3.75%(2)          5.42%
RATIOS/SUPPLEMENTAL
 DATA:
 Ratio of expenses
   to average net
   assets...........     .45%(9)      .43%(10)      .43%(11)       .43%(2)(12)       .42%(13)
 Ratio of net
   investment income
   to average net
   assets...........    4.73%(9)     3.04%(10)     2.77%(11)      3.72%(2)(12)      5.32%(13)
 Net Assets, end of
   year (000's
   Omitted)......... $281,343     $614,237      $654,950       $690,630        $1,001,707

---------------
  * Prior to August 1, 1990, the Treasury Money Market Fund was known as the Short-Term Government Fund and invested in obligations issued or guaranteed by agencies and instrumentalities of the U.S. Government in accordance with fundamental policies that were then effective for the Fund. The Treasury Money Market Fund operated as a portfolio of Pacific American Fund through October 1, 1994 when it was reorganized as the "Pacific American U.S. Treasury Portfolio," a portfolio of Pacifica Funds Trust. In July 1995, the Fund was renamed the "Pacifica Treasury Money Market Fund."

 ** On October 1, 1994, the Fund's fiscal year end changed from March 31 to
    September 30.
                                              (Footnotes continued on next page)

 (Footnotes continued from previous page)

 (1) From October 1, 1985 (commencement of operations) to March 31, 1986.

 (2) Annualized basis.

 (3) During the period from October 1, 1985 (Commencement of Operations) to March 31, 1986, the Fund's investment advisor waived a portion of its fees (.25% (annualized) of average net assets).

 (4) During the year ended March 31, 1987, the Fund's investment advisor waived a portion of its fees aggregating $264,629 (.25% of average net assets). In addition, during the period from January 1, 1987 to March 31, 1987, the Fund's investment advisor and the Fund's prior distributor waived a portion of their respective fees (.09% of average net assets).

 (5) During the year ended March 31, 1988, the Fund's investment advisor and the Fund's prior distributor waived a portion of their respective fees (.36% of average net assets).

 (6) During the year ended March 31, 1989, the Fund's investment advisor waived a portion of its fees (.35% of average net assets).

 (7) During the year ended March 31, 1990, the Fund's investment advisor and the Fund's prior distributor waived a portion of their respective fees (.41% of average net assets).

 (8) During the year ended March 31, 1991, the Fund's investment advisor and the Fund's Service Organizations waived a portion of their respective fees (.46% of average net assets).

 (9) During the year ended March 31, 1992, the Fund's investment advisor and the Fund's Service Organizations waived a portion of their respective fees (.48% of average net assets).

(10) During the year ended March 31, 1993, the Fund's investment advisor and the Fund's Service Organizations waived a portion of their respective fees (.48% of average net assets).

(11) During the year ended March 31, 1994, the Fund's investment advisor and the Fund's Service Organizations waived a portion of their respective fees (.47% of average net assets).

(12) During the six month period ended September 30, 1994, the Fund's investment advisor and the Fund's Service Organizations waived a portion of their respective fees (.47% (annualized) of average net assets).

(13) During the year ended September 30, 1995, the Fund's investment advisor and the Fund's Service Organizations waived a portion of their respective fees (.24% of average net assets).

                                   THE FUNDS

     The Funds are portfolios of Pacifica Funds Trust, a business trust organized under the laws of the Commonwealth of Massachusetts as an open-end, management investment company. The Trust's Board of Trustees oversees the overall management of the Funds and elects the officers of each Fund.

                 INVESTMENT POLICIES AND PRACTICES OF THE FUNDS

     Each Fund seeks to maintain a net asset value of $1.00 per share. Their assets consist only of obligations with remaining maturities (as defined by the SEC) of 13 months or less at the date of acquisition, and the dollar-weighted average maturity of each Fund's investments is 90 days or less. There can be no assurance that each Fund's investment objective as described below will be achieved or that the Funds will be able to maintain a net asset value of $1.00 per share.

     The Prime Money Market Fund's investment objective is to seek the maximization of current income to the extent consistent with the preservation of capital and maintenance of liquidity. To achieve its objective the Prime Money Market Fund may invest in a broad range of short-term, high quality U.S. dollar-denominated instruments, consisting of commercial paper, certificates of deposit, bankers' acceptances, time deposits, bank notes, variable rate master demand note agreements, medium-term notes, corporate notes, U.S. Agency obligations and U.S. Treasury obligations. The Prime Money Market Fund also invests in repurchase agreements collateralized or secured by U.S. Agency obligations and U.S. Treasury obligations.

     The Treasury Money Market Fund's investment objective is to seek current income and stability of principal. To achieve its objective, the Treasury Money Market Fund's fundamental policy is to invest only in obligations issued or guaranteed by the U.S. Treasury and in notes and other instruments, including repurchase agreements, collateralized or secured by such obligations. The Funds' investment objectives, and the Treasury Money Market Fund's fundamental policy stated above, may not be changed without the vote of a majority of the outstanding shares of the particular Fund.

     Each Fund will purchase only "First Tier Eligible Securities" (as defined by the SEC) that present minimal credit risks as determined by FICM pursuant to guidelines approved by the Trust's Board of Trustees. First Tier Eligible Securities consist of (i) securities that either (a) have short-term debt ratings at the time of purchase in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if the security was rated by only one NRSRO), or (b) are issued by issuers with such ratings, and (ii) certain securities that are unrated (including securities of issuers that have long-term but not short-term ratings) but are of comparable quality as determined in accordance with guidelines approved by the Board of Trustees. The Appendix to the SAI includes a description of applicable NRSRO ratings.

     The types of securities and investment practices used by the Funds are described in greater detail below under "Description of Securities and Investment Practices."

                         DESCRIPTION OF SECURITIES AND
                              INVESTMENT PRACTICES

INFORMATION FOR BOTH FUNDS

     The Treasury Money Market Fund may invest only in obligations issued or guaranteed by the U.S. Treasury such as bills, notes, bonds and certificates of indebtedness, and in notes and repurchase agreements collateralized or secured by such obligations. These obligations may also include U.S. Treasury STRIPS (U.S. Treasury securities that have been separated into their component parts of principal and interest payments and recorded as such in the Federal Reserve book-entry record keeping system). The Prime Money Market Fund may invest in U.S. Treasury obligations, as well as in obligations of agencies and instrumentalities of the U.S. Government. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, such as Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrow from the U.S. Treasury; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as some obligations issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. While the U.S. Government provides financial support to these latter U.S. Government-sponsored agencies and instrumentalities, no assurance can be given that it will always do so since such support is not required by law. The Prime Money Market Fund will invest in such securities only when FICM is satisfied that the credit risk with respect to the issuer is minimal.

     Each Fund may engage in repurchase agreements with financial institutions such as banks or broker-dealers. In these transactions, a Fund buys a security at one price and simultaneously promises to sell that same security back to the seller at a higher price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and sub-custodians and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. The repurchase date is generally within seven days of the original purchase, but in no event more than 365 days. In all cases, FICM must be satisfied with the creditworthiness of the other party to the agreement before entering into a repurchase agreement. In the event of the bankruptcy or default of the other party to a repurchase agreement, the Fund could experience delays and costs in recovering its cash. To the extent that, in the meantime, the value of the securities purchased may have decreased, the Fund could experience a loss. Repurchase agreements may be considered to be loans by the Fund under the Investment Company Act of 1940, as amended (the "1940 Act") .

     Securities purchased by a Fund may include variable and floating rate instruments, which may have a stated maturity in excess of the Fund's maturity limitations but are deemed to have shorter maturities because the Fund can demand payment of the principal of the instrument at least once every thirteen months upon not more than thirty days' notice (this demand feature is not required if an instrument is guaranteed by the U.S. Government or an agency or instrumentality thereof). These instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market with respect to a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to a Fund will approximate their par value. Illiquid variable and floating rate instruments (instruments which are not payable upon seven days notice and do not have an active trading market) that are acquired by a Fund are subject to the percentage limitations described below.

     Each Fund will not knowingly invest more than 10% of the value of its net assets in securities that are illiquid. Repurchase agreements that do not provide for payment to a Fund within seven days after notice, and securities that are not registered under the Securities Act of 1933 but that may be purchased by institutional buyers under Rule 144A, are subject to this 10% limit (unless, in the case of the Prime Money Market Fund, such securities are variable amount master demand notes with maturities of nine months or less or unless the Board or FICM, pursuant to guidelines adopted by the Board, determines that a liquid trading market exists).

     Each Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. The Funds may also purchase or sell securities on a "delayed settlement" basis. When-issued and forward commitment transactions, which involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit the Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. Delayed settlement describes settlement of a securities transaction in the secondary market which will occur sometime in the future. When issued, forward commitment and delayed settlement transactions involve the risk, however, that the yield or price obtained in a transaction may be less favorable than the yield or price available in the market when the securities delivery takes place. A Fund's forward commitments, when-issued purchases and delayed settlements are not expected to exceed 25% of the value of the Fund's total assets absent unusual market conditions. The Funds do not intend to engage in these transactions for speculative purposes but only in furtherance of their investment objectives.

     Each Fund may borrow monies for temporary purposes by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions and agree to repurchase them at an agreed upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets or high grade debt securities having a value equal to or greater than the repurchase price and FICM will continuously monitor the account to ensure that the value is maintained. A Fund would only enter into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. Reverse repurchase agreements involve the risk that the market value of the portfolio securities sold by a Fund may decline below the price of the securities the Fund is obligated to repurchase. Interest paid by a Fund in connection with a reverse repurchase agreement will reduce the Fund's net investment income. The Funds currently intend to limit their investments in reverse repurchase agreements to no more than 20% of their total assets and will only engage in such transactions with primary dealers. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

     The Funds may attempt to increase yields by trading to take advantage of short-term market variations. This policy could result in high portfolio turnover, but should not adversely affect the Funds since they do not ordinarily pay brokerage commissions on the purchase of short-term debt obligations.

     In connection with the management of their daily cash positions, each Fund may invest up to 10% of its assets in securities issued by other investment companies which invest in short-term, high-quality debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method of valuation. The Treasury Money Market Fund may only invest in shares of other investment companies that are structured to seek a similar investment objective. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses including advisory fees. These expenses would be in addition to the advisory fees and other expenses the Fund bears directly in connection with its own operations. Securities of other investment companies will be acquired by the Funds within the limits prescribed by the 1940 Act.

ADDITIONAL PORTFOLIO INFORMATION FOR PRIME MONEY MARKET FUND

     In addition to the types of instruments described above, the Prime Money Market Fund may purchase U.S. dollar-denominated bank obligations such as time deposits, certificates of deposit, bankers' acceptances, bank notes and deposit notes issued by domestic and foreign banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time normally at a stated interest rate. Certificates of deposit are certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Bankers acceptances are negotiable deposits or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank (meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument at maturity). Bank notes usually represent senior debt of the bank.

     The Prime Money Market Fund may also purchase commercial paper, short-term notes, medium-term notes and bonds issued by domestic and foreign corporations that meet the Fund's maturity limitations.

     Commercial paper purchased by the Fund may include paper issued in reliance on the so-called "private placement" exemption under Sec-tion 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws and generally is sold to institutional investors such as the Fund that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers that make a market in
Section 4(2) paper. Section 4(2) paper will not be subject to the Fund's 10% limitation on illiquid securities described above where the Board of Trustees or FICM (pursuant to guidelines adopted by the Board) determines that a liquid trading market exists.

     The Prime Money Market Fund may also lend its portfolio securities in order to increase income to broker-dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned plus accrued interest. Collateral for such loans may include cash, U.S. Treasury securities or other U.S. government securities or an irrevocable letter of credit issued by a bank which meets the investment standards of the Fund. Such loans will not be made if, as a result, the aggregate of all outstanding loans of the Fund exceeds one-third of the value of its total assets. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.

     The Prime Money Market Fund may also invest in U.S. dollar denominated obligations issued or guaranteed by foreign governments or any of their political subdivisions, agencies or instrumentalities. Such obligations include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples of these include the International Bank for Reconstruction and Development (the "World Bank"), the Asian Development Bank and the InterAmerican Development Bank.

     The Prime Money Market Fund may purchase asset-backed securities, which are securities backed by mortgages, installment sales contracts, credit card receivables or other assets. The average life of asset-backed securities varies with the maturities of the underlying instruments, and the average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of mortgage prepayments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the securities' total return may be difficult to predict precisely. Such difficulties are not, however, expected to have a significant effect on the Fund since the remaining maturity of any asset-backed security acquired will be thirteen months or less. Asset-backed securities purchased by the Fund may include collateralized mortgage obligations ("CMOs") issued by private companies.

     Since the Prime Money Market Fund may purchase securities issued by foreign issuers, the Fund may be subject to investment risks that are different in some respects from those incurred by a fund which invests exclusively in debt obligations of domestic issuers. Such potential risks include future political and economic developments, the possible imposition of withholding taxes on interest income payable on the securities by the particular country in which the issuer is located, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities. In addition, foreign banks and other issuers are not necessarily subject to the same regulatory requirements that apply to domestic issuers (such as reserve requirements, loan limitations, examinations, accounting, auditing and recordkeeping requirements, and public availability of information), and the Fund may experience difficulties in obtaining or enforcing a judgment against a foreign issuer. Absent any unusual market conditions, the Fund will not invest more than 25% of its total assets in securities issued by foreign issuers.

                            INVESTMENT RESTRICTIONS

     Each Fund has adopted certain fundamental investment restrictions that may be changed only with the approval of a majority of the outstanding shares of the Fund. The following descriptions summarize several of the Funds' fundamental investment restrictions, which are set forth in full in the SAI.

Neither Fund may:

     1. purchase securities (with certain exceptions including U.S. Treasury securities) if more than 5% of its total assets will be invested in the securities of any one issuer, except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation; and

     2. invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry

        (with certain exceptions including U.S. Government securities and, with respect to the Prime Money Market Fund, the obligations of U.S. banks and certain U.S. branches of foreign banks).

     These investment restrictions are applied at the time investment securities are purchased. As a matter of non-fundamental policy and in accordance with the current regulations of the SEC, the Prime Money Market Fund intends to limit its investments in the obligations of any one non-U.S. governmental issuer to not more than 5% of its total assets at the time of purchase, provided that the Prime Money Market Fund may invest up to 25% of its assets in the obligations of one non-U.S. governmental issuer for a period of up to three business days.

                            MANAGEMENT OF THE FUNDS

     The business and affairs of each Fund are managed under the direction of the Board of Trustees. Information about the Trustees, as well as the Funds' executive officers, may be found in the SAI under the heading "Trustees and Officers."

ADVISOR

     First Interstate Capital Management, Inc. serves as the Funds' investment advisor. FICM is an indirect wholly-owned subsidiary of First Interstate Bancorp, a publicly-held, multi-state bank holding company.

     FICM supervises and assists in the overall management of the Funds' affairs pursuant to an Investment Advisory and Management Agreement, subject to the overall authority of the Board of Trustees. These management responsibilities include, among other things, making decisions and placing orders for all purchases and sales of the Funds' investment securities, furnishing economic and statistical information as requested by the Board of Trustees, and monitoring the Funds' arrangements with Service Organizations. Under its Agreement, FICM is entitled to a fee, computed daily and payable monthly, at the annual rate of 0.30% of the first $500 million of the average daily net assets of each Fund (considered separately on a Fund-by-Fund basis), 0.25% of the next $500 million of each Fund's average daily net assets, and 0.20% of each Fund's average daily net assets in excess of $1 billion. The advisory fee FICM receives may be reduced in some cases by the amount paid to the Funds' Service Organizations (see "Servicing Agreements" below), and FICM may voluntarily waive an additional portion of the advisory fee payable by the Funds from time to time. The annualized effective rates of the advisory fees paid by the Prime Money Market Fund and the Treasury Money Market

Fund were (after fee reductions and waivers) 0.12% and 0.13%, respectively, of the average net assets of the Funds for the fiscal year ended September 30, 1995.

     FICM maintains offices at 7501 East McCormick Parkway, Scottsdale, Arizona 85258.

     On January 24, 1996, First Interstate Bancorp signed a definitive merger agreement to merge with Wells Fargo & Company ("Wells Fargo"), a publicly-held bank holding company with its head office at 420 Montgomery Street, San Francisco, California 94104. The merger is conditioned upon, among other things, certain regulatory approvals. Upon completion of the merger, currently expected to occur during the second quarter of 1996, FICM will be wholly-owned by Wells Fargo, and the existing investment advisory agreement between the Trust and FICM will automatically terminate. It is contemplated that an application will be filed with the Securities and Exchange Commission to ensure there is no disruption as a result of the merger in the provision of investment advisory services to the Funds, and that a meeting of shareholders will be held not later than 120 days after the merger to approve ongoing investment advisory arrangements for the Funds.

ADMINISTRATOR

     The Dreyfus Corporation, located at 200 Park Avenue, New York, New York 10166, was formed in 1947. The Administrator, as of November 30, 1995, managed or administered approximately $83 billion in assets for more than 1.7 million investor accounts nationwide. Pursuant to its Administration Agreement with the Funds, the Administrator supplies office facilities; provides statistical and research data, data processing services, clerical, accounting and bookkeeping services, internal auditing and legal services, and internal executive and administrative services; prepares reports to shareholders; prepares reports to and filings with the SEC and state securities authorities; prepares tax returns; calculates the net asset value of each Fund's shares and dividends and capital gains distributions to shareholders; and generally assists in all aspects of the Funds' operations (except with respect to investment management services). For its administrative services for the fiscal year ended September 30, 1995, the Administrator received a fee from each Fund at the annual rate of 0.10% of each Fund's average daily net assets. From time to time, the Administrator may waive all or a portion of its fees with respect to a Fund.

DISTRIBUTOR

     Pacifica Funds Distributor Inc., located at 230 Park Avenue, New York, New York 10169, acts as distributor for the Funds. PFD Inc. is an affiliate of Furman Selz LLC ("Furman Selz") and was organized specifically to distribute shares of the Trust; however, offers and sales of shares of the Trust will be made only through Furman Selz or other registered (or exempt) dealers.

CUSTODIAN

     First Interstate Bank of California ("FICAL") is the Funds' Custodian and receives fees for its custodial services as described in the SAI. FICAL maintains offices at 707 Wilshire Blvd., Los Angeles, California 90017.

TRANSFER AND DIVIDEND DISBURSING AGENT

     Furman Selz serves as the Funds' Transfer and Dividend Disbursing Agent. Furman Selz maintains offices at 230 Park Avenue, New York, New York 10169.

SERVICING AGREEMENTS

     The Funds have entered into Servicing Agreements with certain banks and other institutions that are record shareholders of the Funds' Service Shares ("Service Organizations"). The Service Organizations render support services to their customers ("Customers"), who are the beneficial owners of Service Shares, in consideration of the Funds' payment (on an annualized basis) of up to 0.25% of the average daily net asset value of the Service Shares held by the Service Organizations for the benefit of their Customers. From time to time, the Service Organizations may waive all or a portion of their fees with respect to Service Shares of a Fund. FICM, FICAL and their affiliates are eligible to become Service Organizations and receive fees under Servicing Agreements. Such services, which are described more fully in the SAI, include aggregating and processing purchase and redemption requests for Fund shares from Customers and placing net purchase and redemption orders with the Distributor, processing dividend payments from the Funds on behalf of Customers, providing information periodically to Customers showing their positions in Fund shares, and providing sub-accounting with respect to Fund shares beneficially owned by Customers or the information necessary for sub-accounting. FICM intends to waive a portion of the advisory fee otherwise payable by a Fund on assets invested by Customers of Service Organizations to the extent that the investment advisory fees paid by a Fund to FICM plus the fees paid by the Fund to Service Organizations exceed the annual rate of 0.50% of the Fund's average daily net assets.

BANKING LAWS

     Banking laws and regulations presently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any non-bank affiliate thereof from sponsoring, organizing, controlling, or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but do not prohibit such a holding company or affiliate, or banks generally, from acting as investment advisor, transfer agent, or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of Customers. FICM and FICAL and certain of the Service Organizations are subject to such banking laws and regulations.

     In the event of changes in federal or state statutes or regulations or in interpretations or decisions pertaining to permissible activities by banks, FICM and FICAL or certain of the Service Organizations could be prevented from continuing their arrangements with the Funds; however, in such an event it is expected that the Funds' Board of Trustees would make other arrangements and shareholders would not suffer adverse financial consequences.

                           HOW TO BUY SERVICE SHARES

     Service Shares of each Fund are sold to Customers of affiliate, franchise or correspondent banks of First Interstate Bancorp and other selected institutions (the "Banks"). Clients of a Bank's trust division, as well as individuals, corporations, partnerships and other businesses which maintain qualified accounts at a Bank (including Individual Retirement and Keogh Plan accounts) may invest in the Funds. Investors purchasing Fund shares may include officers, directors or employees of a Bank.

     All Service Share purchases are effected through Customers' accounts at their Banks. Differing types of Bank accounts may from time to time purchase Service Shares, including discretionary and non-discretionary personal and other trust accounts, managing agency accounts and custodian accounts. The Funds have no minimum investment requirement, although the Banks may impose account minimums in connection with investments in the Funds.

     Service Shares are purchased through procedures established in connection with the requirements of such Bank accounts. These procedures may include instructions under which a Customer's account is "swept" automatically, usually not less frequently than weekly, and amounts (federal funds) in excess of a minimum balance agreed to by the Bank and the Customer are invested in Service Shares of one or both of the Funds as directed by the Customer. The Funds expect that Banks will transmit orders for the purchase of Service Shares arising from automatic investment programs the same day as the "excess" balances are swept. Depending upon the terms of the particular account, a Bank may charge a Customer's account fees for the automatic sweep and other cash management services provided, including, for example, account maintenance fees, compensating balance requirements, or fees based upon account transactions, assets, or income. Banks are responsible for providing information concerning these services and their charges to their Customers prior to any purchase of Service Shares, and an investor should read this Prospectus in light of the terms of the investor's Bank account before investing.

     Service Shares normally will be registered in the name of a Bank or a nominee of a Bank. The Bank will receive a written statement at least monthly of each purchase or redemption of shares. Beneficial ownership of Service Shares will be recorded by the Banks and reflected in the account statements provided by such Banks to their Customers at such times as the Banks may determine.

     It is the responsibility of the Banks to transmit orders for purchases of Service Shares by their Customers to the Transfer Agent, and for the Banks to deliver required funds on a timely basis. Each Fund's Service Shares are sold on a continuous basis, without a sales charge imposed by the Funds, at the per share net asset value next determined after federal funds (which are held on deposit at a Federal Reserve Bank) are received by Furman Selz as Transfer Agent. The net asset value per share ("NAV") for each Fund is calculated daily at 12:00 noon, Pacific time, on days when the Funds are open for business (i.e., days on which the San Francisco branch of the Federal Reserve Bank, FICAL as the Funds' Custodian and, in the case of the Treasury Money Market Fund, the New York Stock Exchange are open).

     The NAV of the Service Shares of the Funds is computed by dividing the value of a Fund's assets allocated to its Service Shares, less the liabilities charged to that class, by the total number of outstanding shares of that class. Each Fund uses the amortized cost method of valuing its securities. This technique involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument.

     Federal regulations generally require that investors provide a certified Taxpayer Identification Number ("TIN") upon opening an account. See "Dividends, Distributions and Federal Income Taxes" for further information concerning this requirement. Failure to furnish a certified TIN could subject the investor to a $50 penalty by the Internal Revenue Service (the "IRS"). In the interest of economy and convenience, certificates for Fund shares will not be issued. Shareholder inquiries and further information regarding purchases of Fund shares or the names of participating Banks may be obtained by calling (800) 662-8417.

     The Funds reserve the right to reject any purchase order.

                         HOW TO EXCHANGE SERVICE SHARES

     Each Fund's Service Shares may be exchanged without cost for Service Shares of the other Fund described in this Prospectus. Exchange requests may be made by a Customer to the Customer's Bank in accordance with the procedures or instructions specified by the Bank. Consult your Bank for the proper procedure to be followed. Banks will be responsible for transmitting exchange requests from their Customers to the Funds. Exchanges will be made by the Funds following the receipt by its Transfer Agent of an exchange request from a Bank.

     An exchange involves a redemption of all or a portion of the Service Shares in one Fund and the investment of the redemption proceeds in Service Shares of the other Fund. The redemption will be made at the per share NAV of the Service Shares to be redeemed next determined after the exchange request is received and accepted by the Funds' Transfer Agent. The Service Shares of the Fund to be acquired will be purchased at the NAV of those shares next determined after acceptance of the purchase order by the Transfer Agent, in accordance with the Funds' customary policy for accepting investments.

     Bank Customers may find the exchange privilege useful if their investment objectives or market outlook should change. Before making an exchange request, please obtain and read the current prospectus for the Funds.

                          HOW TO REDEEM SERVICE SHARES

     A Customer may redeem all or part of the value of the Customer's Service Shares in accordance with instructions and limitations pertaining to the account at the Customer's Bank. Consult your Bank for the appropriate procedures to be followed.

     All redemption requests properly received by Furman Selz as the Fund's Transfer Agent from a Bank prior to 12:00 noon, Pacific time, on a day the Funds are open for business, are effected at the next determined NAV calculated that day. If the redemption request is received at or after 12:00 noon, Pacific time, Service Shares will be redeemed at their next determined NAV the next business day. It is the responsibility of Banks to transmit redemption orders on a timely basis in accordance with their agreements with Customers.

     The Funds ordinarily will transmit payment for all Service Shares redeemed within two business days after receipt of a redemption request in proper form, but in any event payment will be made within seven days thereafter, except as provided by the rules of the SEC. During the period prior to the time the redemption request is executed, dividends on such Service Shares will accrue and be payable as described under "Dividends, Distributions and Federal Income Taxes," and investors will be entitled to exercise all other beneficial rights of ownership.

     If an investor has agreed with a particular Bank to maintain a minimum balance in an account, and the balance in the account falls below that minimum, the investor may be obliged to redeem all of the investor's Service Shares in the Funds.

               DIVIDENDS, DISTRIBUTIONS AND FEDERAL INCOME TAXES

     Each Fund's net investment income ordinarily is declared as a dividend on each day that the Funds are open for business. Dividends are paid within five business days after the end of each month. Service Shares begin accruing dividends on the day the purchase is effected and continue to accrue dividends through the day before the redemption request is executed. Each Fund's earnings for non-business days are declared as dividends to shareholders of record on the preceding business day. All dividends are reinvested automatically in additional Service Shares of that Fund at net asset value or, at the option of the Bank Customer, as indicated on the authorization form provided by the Customer's Bank, are either credited to the Customer's Bank account or paid in cash. Distributions from net realized securities gains are normally declared and paid once a year, but each Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). In all cases distributions will be made in a manner that is consistent with the provisions of the 1940 Act. Neither Fund will make distributions from net realized securities gains unless capital loss carryovers, if any, have been utilized or have expired. These distributions, if any, are reinvested automatically in additional Service Shares of the Fund involved at net asset value or, at the Customer's option, are credited as described above. If all Service Shares in the account are redeemed at any time during the month, all dividends to which the Customer is entitled will be paid within five business days after the end of the month by crediting the Customer's Bank account or, if this is not possible, in cash. All expenses are accrued daily and deducted before declaration of dividends.

     Notice as to the tax status of dividends and distributions declared by each Fund is mailed annually. Each Customer will also receive periodic account summaries which will include information as to income dividends and distributions from securities gains, if any, declared during the year.

     Since each Fund's income is derived from interest rather than dividends, no portion of either Fund's dividends or distributions will qualify for the dividends received deduction allowable to certain U.S. corporations. Dividends from net investment income, together with distributions from the excess, if any, of net realized short-term over net realized long-term losses and all or a portion of the gains from the sale or other disposition of certain market discount bonds, are taxable to those shareholders who are not exempt from federal income taxes as ordinary income, whether or not reinvested in additional shares. Distributions from net realized long-term securities gains, if any, are taxable to those shareholders who are not exempt from federal income taxes as long-term capital gains. Shareholders in the Funds may be subject to state and local taxes on dividends and distributions declared by the Funds.

     To avoid a federal excise tax, each Fund must distribute substantially all of its ordinary income, and capital gain net income, if any, by the end of each calendar year. Dividends or distributions, if any, payable to shareholders of record on a date in October, November or December of any year are deemed to have been paid in that year, if they are paid by the following January.

     Federal regulations may require, in certain cases, a Customer's Bank to withhold ("backup withholding") and remit to the U.S. Treasury 31% of dividends and distributions paid to such Customer if the Customer (i) has provided either an incorrect TIN or no TIN at all, (ii) is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) has failed to certify to the Bank that he or she is not subject to backup withholding or that he or she is an "exempt recipient."

     A TIN is either the Social Security number or employer identification number of the beneficial owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the beneficial owner of the account, and may be claimed as a credit on the beneficial owner's federal income tax return.

     Each Fund will be treated as a separate entity for tax purposes, and has qualified and intends to continue to qualify as a regulated investment company under the Code as long as this qualification is in the best interest of its shareholders. Such qualification generally relieves each Fund of liability for federal income taxes to the extent its earnings are distributed in accordance with the applicable provisions of the Code.

     Investors should consult their tax advisors regarding specific questions as to federal, state or local taxes.

                               OTHER INFORMATION

CAPITALIZATION

     Pacifica Funds Trust (formerly Fund Source) was organized as a Massachusetts business trust on July 17, 1984, and consists of a series of separately managed portfolios. This Prospectus relates to the Service Shares of two of these managed portfolios -- the Pacifica Prime Money Market Fund and Pacifica Treasury Money Market Fund -- which were reorganized as portfolios of Pacifica Funds Trust on October l, 1994 and which are classified as diversified, open-end management investment companies under the 1940 Act.

     The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 per share. The Board of Trustees has authorized the issuance of three classes of shares in each of the Funds -- Institutional Shares, Service Shares and Investor Shares. Each share of a Fund is entitled to cash dividends and distributions earned on such Fund's shares as are declared in the discretion of the Board of Trustees, and represents the same proportionate interest in a particular Fund with other shares of the Fund, except that a Fund's Institutional, Service and Investor Shares each bear all of the Service Organization fees, distribution payments (if any) and other "class" expenses that are allocated to a particular class.

     Investor Shares pay higher combined fees for shareholder support and distribution services than Service Shares, and Service Shares pay higher shareholder support fees than Institutional Shares. This difference in expenses will create different performance results for the three classes. The Funds will offer various services and privileges in connection with their Investor Shares that are not offered in connection with their Service Shares or Institutional Shares, such as an automatic investment plan, an automatic withdrawal plan and certain check writing privileges. Additional information concerning each class of shares may be obtained by calling (800) 662-8417 or by contacting a Customer's Service Organization.

     Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust. The Declaration of Trust also provides for indemnification out of the property of a Fund of any shareholder held personally liable solely by reason of being or having been a shareholder of the Fund. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations and should be considered remote.

     When issued, shares of the Trust are fully paid, non-assessable and freely transferable.

VOTING

     Shareholders have the right to vote in the election of Trustees and on any and all matters on which, by law or under the provisions of the Declaration of Trust, they may be entitled to vote. The Trust is not required to hold annual meetings, but in the event that a special meeting is held, shareholders of each Fund will be entitled to one vote for each full share held and fractional votes for fractional shares held, and will vote in the aggregate and not on a Fund-by-Fund basis, except as required by the 1940 Act or other applicable law. It is contemplated that, as required by the 1940 Act, the shareholders of the respective Funds will vote separately on a Fund-by-Fund basis on matters relating to a particular Fund's investment advisory agreement or changes in a Fund's fundamental investment limitations, and on other matters where the interests of the respective Funds are not substantially identical. Similarly, shareholders of each of the Funds will vote in the aggregate and not by class unless the matter to be voted on affects only the interests of the holders of a particular class of a Fund's shares. Voting rights are not cumulative.

     The Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust and in connection with the meeting to comply with the shareholders' communications provisions of Section 16(c) of the 1940 Act. See "Description of the Funds" in the SAI.

PERFORMANCE INFORMATION

     From time to time each Fund advertises the yield and effective yield of its Service Shares. Both yield figures will fluctuate, are based on historical earnings and are not intended to indicate future performance. The yield for Service Shares of each Fund refers to the income generated by an investment in Service Shares of a Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in Service Shares of a Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. Each Fund's yield and effective yield for Service Shares may reflect voluntary fee waivers. See "Management of the Funds."

     Yield information is useful in reviewing each Fund's performance, but because yields will fluctuate, such information may not provide a basis for comparison with domestic bank deposits or other investments which pay a fixed yield for a stated period of time.

     For purposes of comparison, the Funds may, from time to time, quote performance information from IBC/Donoghue's MONEY FUND REPORT of Holliston, Massachusetts 01746. IBC/Donoghue's MONEY FUND AVERAGE is a widely recognized index of money market fund performance. Figures reflect average yields of all taxable money funds included in IBC/Donoghue's index. IBC/Donoghue's U.S. TREASURY & REPO MONEY FUND AVERAGE is a component of this average and reflects average yields of all taxable U.S. Treasury money funds.

     Any fees which may be imposed by Banks directly on their Customer accounts for cash management services in connection with investments in the Funds are not reflected in yield figures and any such fees, if charged, will reduce the actual return received by Bank Customers on their investments.

SHAREHOLDER INQUIRIES

     All shareholder inquiries should be directed to the Funds at 237 Park Avenue, Suite 910, New York, New York 10017.

General and Account Information: (800) 662-8417.

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS OR THEIR DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS OR BY THEIR DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

     SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTED, ENDORSED OR OTHERWISE SUPPORTED BY FIRST INTERSTATE BANCORP OR ITS AFFILIATES, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

     AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

INVESTMENT ADVISOR

First Interstate Capital Management, Inc.
7501 East McCormick Parkway
Scottsdale, Arizona 85258


ADMINISTRATOR

The Dreyfus Corporation
200 Park Avenue
New York, New York 10166


DISTRIBUTOR

Pacifica Funds Distributor Inc.
230 Park Avenue
New York, New York 10169


CUSTODIAN

First Interstate Bank of California
707 Wilshire Boulevard
Los Angeles, California 90017


INDEPENDENT AUDITORS

Ernst & Young LLP
787 Seventh Avenue
New York, New York 10019


[PACIFICA LOGO]                      PACPTMMSE-2/96

                          [PACIFICA LOGO]


                          (INVESTOR SHARES)

                          PACIFICA PRIME MONEY
                          MARKET FUND

                          PACIFICA TREASURY
                          MONEY MARKET FUND

                          PROSPECTUS
                          FEBRUARY 1, 1996
                          As Revised February 9, 1996

                          [FIRST INTERSTATE BANK LOGO]

                    Investment Advisor to The Pacifica Funds

                              PACIFICA FUNDS TRUST
                               (INVESTOR SHARES)

                   237 PARK AVENUE, NEW YORK, NEW YORK 10017
                        GENERAL AND ACCOUNT INFORMATION:
                                 (800) 662-8417

                  FIRST INTERSTATE CAPITAL MANAGEMENT, INC. --
                               INVESTMENT ADVISOR
                           ("FICM" OR THE "ADVISOR")
                    THE DREYFUS CORPORATION -- ADMINISTRATOR
                             (THE "ADMINISTRATOR")
                 PACIFICA FUNDS DISTRIBUTOR INC. -- DISTRIBUTOR
                       ("PFD INC." OR THE "DISTRIBUTOR")

    Pacifica Funds Trust (the "Trust") is an open-end investment company (a mutual fund) that offers a selection of separate investment portfolios. This Prospectus describes the Investor Shares of the following two money market funds (the "Funds"):

    - Pacifica Prime Money Market Fund
    - Pacifica Treasury Money Market Fund

    Investor Shares of the Funds are sold to the public by PFD Inc. as an investment vehicle for individuals, institutions, corporations and fiduciaries.

    This Prospectus sets forth concisely the information a prospective investor should know before investing in either of the Funds and should be read and retained for future reference. A Statement of Additional Information for the Funds' Investor Shares (the "SAI") dated February 1, 1996 (which may be revised from time to time), containing additional and more detailed information about the Funds, has been filed with the Securities and Exchange Commission (the "SEC") and is hereby incorporated by reference into this Prospectus. For a free copy, call the telephone number above.

                          ----------------------------

    AN INVESTMENT IN THE FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

    SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FIRST INTERSTATE OR OTHER BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. MUTUAL FUND SHARES INVOLVE CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
 EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
   SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
      PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
        REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                THE DATE OF THIS PROSPECTUS IS FEBRUARY 1, 1996.
                        (Revised as of February 9, 1996)

                               TABLE OF CONTENTS


                                                            PAGE
                                                            ----
FUND EXPENSES.............................................    3
FEE TABLE -- INVESTOR SHARES..............................    3
FINANCIAL HISTORY.........................................    5
THE FUNDS.................................................   10
INVESTMENT POLICIES AND PRACTICES OF THE
  FUNDS...................................................   10
DESCRIPTION OF SECURITIES AND INVESTMENT PRACTICES........   11
INVESTMENT RESTRICTIONS...................................   16
MANAGEMENT OF THE FUNDS...................................   17
PRICING OF INVESTOR SHARES................................   21
MINIMUM PURCHASE REQUIREMENTS.............................   21
PURCHASE OF INVESTOR SHARES OF THE FUNDS..................   22
INDIVIDUAL RETIREMENT ACCOUNTS............................   23
EXCHANGE OF INVESTOR SHARES...............................   24
REDEMPTION OF INVESTOR SHARES.............................   25
DIVIDENDS, DISTRIBUTIONS AND FEDERAL INCOME TAXES.........   28
OTHER INFORMATION.........................................   30

                                 FUND EXPENSES

     The following table is an estimate of the annual costs and expenses that an investor will incur either directly or indirectly as a shareholder of a Fund's Investor Shares based upon the Fund's operating expenses for the fiscal year ended September 30, 1995, adjusted to reflect current fees and expenses. See "Other Information -- Capitalization."

                          FEE TABLE -- INVESTOR SHARES

                                        PRIME MONEY    TREASURY MONEY
                                        MARKET FUND     MARKET FUND
                                        ------------   --------------
SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales Load Imposed on
     Purchases (as a percentage of
     offering price)..................      None            None
  Maximum Sales Load Imposed on
     Reinvested Dividends (as a
     percentage of offering price)....      None            None
  Deferred Sales Load (as a percentage
     of redemption proceeds)..........      None            None
  Redemption Fees.....................      None            None
  Exchange Fee........................      None            None
ANNUAL FUND OPERATING EXPENSES: (as a
  percentage of average net assets)
  Management Fees (after
     waivers)(++).....................      0.12%           0.12%
  12b-1 Fees..........................      0.05            0.05
  Other Expenses......................      0.38            0.38
                                           -----           -----
TOTAL FUND OPERATING EXPENSES: (after
  waivers)(++)++......................      0.55%           0.55%
                                        ==========     ============

---------------
 (++) The investment advisory agreement for the Funds provides for management fees payable at an annual rate of 0.30% of the first $500 million of the average daily net assets of each Fund (considered separately on a Fund-by-Fund basis), 0.25% of the next $500 million of each Fund's average daily net assets, and 0.20% of each Fund's average daily net assets in excess of $1 billion. These amounts may be reduced pursuant to undertakings by the Advisor.

(++)++ Total Fund Operating Expenses (before waivers) would be 0.68% for the
       Prime Money Market Fund and 0.67% for the Treasury Money Market Fund.

     The purpose of this table is to assist shareholders in understanding the various costs and expenses that an investor in the Fund's Investor Shares will bear. The table does not reflect any charges that may be imposed by a First Interstate Bank or other institution directly on their customer accounts in connection with investments in the Funds.

EXAMPLE:(++)

     You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:(++)++

                                           PRIME         TREASURY
                                        MONEY MARKET   MONEY MARKET
                                            FUND           FUND
                                        ------------   ------------
 1 year...............................      $  6           $  6
 3 years..............................        18             18
 5 years..............................        31             31
10 years..............................        69             69

---------------
 (++) THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES
      WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE MORE OR LESS THAN THE ASSUMED AMOUNT.
(++)++ The amount of expenses an Investor class shareholder would pay without waivers under these assumptions and assuming redemption after one, three, five and ten years would be $7, $22, $38 and $85, respectively, for the Prime Money Market Fund and $7, $21, $37 and $83, respectively, for the Treasury Money Market Fund.

                               FINANCIAL HISTORY


     The financial data shown below is to assist investors in evaluating the performance of the Funds for each of the ten years in the period ended September 30, 1995. The following information for the year ended September 30, 1995 and six months ended September 30, 1994 has been audited by Ernst & Young LLP, the Funds' current independent auditors, whose report on the financial statements appears in the 1995 Annual Report to Shareholders for the Funds. Their report and the financial statements are incorporated by reference into the SAI. The following information for each of the four years in the period ended March 31, 1994 has been audited by the Funds' former independent accountants. Prior to August 11, 1995, the Funds offered only one class of shares to institutional investors, which class is now known as Service Shares. Currently, each Fund offers two classes of shares to institutional investors in addition to offering Investor Shares. The financial data shown below pertains to the Service Shares of the Funds, which are not offered through this Prospectus. No financial data is shown for Investor Shares because that class of shares had not yet commenced operations during the periods shown. See "Other Information -- Capitalization."

                            PRIME MONEY MARKET FUND*
                                (SERVICE SHARES)

                                                     FISCAL YEAR ENDED MARCH 31,
                        --------------------------------------------------------------------------------------------------------
                          1986         1987       1988        1989         1990       1991       1992        1993         1994
                        --------     --------   --------    --------     --------    --------   --------    --------    -------
PER SHARE DATA:
 Net asset value,
   beginning
   of year...........    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $  .9997    $  .9998
                         --------    --------    --------    --------     -------     -------    --------     -------    --------
INVESTMENT
 OPERATIONS:
 Investment
   income -- net.....       .0754       .0581       .0634       .0764       .0849       .0745       .0510       .0327       .0296
 Net realized gain
   (loss) on
   investments.......          --          --          --          --          --          --      (.0003)      .0001         --
                          -------     -------     -------      -------     ------     -------     -------     -------     -------
   Total from
    Investment
    Operations.......       .0754       .0581       .0634       .0764       .0849       .0745       .0507       .0328       .0296
                          -------     -------     -------     -------     -------     -------     -------     -------     -------
DISTRIBUTIONS:
 Dividends from
   investment
   income -- net.....      (.0754)     (.0581)     (.0634)     (.0764)     (.0849)     (.0745)     (.0510)     (.0327)     (.0296)
                         --------    --------    --------     -------     -------    --------     -------     -------     -------
 Net asset value, end
   of year...........    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $  .9997    $  .9998    $  .9998
                         ========    ========     =======    ========     =======    ========     =======     =======     =======
   Total Investment
    Return...........       7.80%       5.97%       6.50%       7.88%       8.82%       7.72%       5.22%       3.32%       3.00%

RATIOS/SUPPLEMENTAL
 DATA:
 Ratio of expenses to
   average net
   assets............        .66%(2)     .68%(3)     .58%(4)     .56%(4)     .54%(5)     .47%(6)     .43%(7)     .41%(8)     .41%(9)
 Ratio of net
   investment income
   to average net
   assets............       7.47%(2)    5.81%(3)    6.38%(4)    7.58%(4)    7.95%(5)    7.38%(6)    5.09%(7)    3.27%(8)    2.96%(9)
 Net Assets, end of
   year (000's
   Omitted)..........    $350,344    $407,815    $628,987    $496,675    $493,641    $543,834    $528,397    $468,479    $527,599


                                     SIX MONTHS         FISCAL
                                       ENDED          YEAR ENDED
                                    SEPTEMBER 30,    SEPTEMBER 30,
                                       1994**            1995
                                   -------------     -------------
PER SHARE DATA:
 Net asset value,
   beginning
   of year...........               $   .9998          $   .9998
                                    ---------          ---------
INVESTMENT
 OPERATIONS:
 Investment
   income -- net.....                   .0185              .0546
 Net realized gain
   (loss) on
   investments.......                      --                 --
                                    ---------          ---------

   Total from
    Investment
    Operations.......                   .0185              .0546
                                    ---------           --------
DISTRIBUTIONS:
 Dividends from
   investment
   income -- net.....                  (.0185)            (.0546)
                                    ---------         ----------
 Net asset value, end
   of year...........               $   .9998          $   .9998
                                    =========          =========
   Total Investment
    Return...........                    3.71%(1)          5.60%
RATIOS/SUPPLEMENTAL
 DATA:
 Ratio of expenses to
   average net
   assets............                     .41%(1)(10)       .41%(11)
 Ratio of net
   investment income
   to average net
   assets............                    3.67%(1)(10)      5.47%(11)
 Net Assets, end of
   year (000's
   Omitted)..........                $ 565,305         $ 614,101

---------------

  * The Prime Money Market Fund operated as Pacific American Liquid Assets, Inc. from commencement of operations on April 30, 1981 until it was reorganized as a portfolio of Pacific American Fund on October 1, 1985. On October 1, 1994, the Fund was reorganized as the "Pacific American Money Market Portfolio," a portfolio of Pacifica Funds Trust. In July 1995, the Fund was renamed the "Pacifica Prime Money Market Fund."
 ** On October 1, 1994, the Fund's fiscal year end changed from March 31 to
    September 30.
                                              (Footnotes continued on next page)

 (Footnotes continued from previous page)

 (1) Annualized basis.

 (2) During the year ended March 31, 1986, the Fund's investment advisor waived a portion of its fees (.13% of average net assets).

 (3) During the year ended March 31, 1987, the Fund's investment advisor waived a portion of its fees (.25% of average net assets). In addition, during the period from January 1, 1987 to March 31, 1987, the Fund's investment advisor waived an additional portion of its fees (.02% of average net assets).

 (4) During the years ended March 31, 1988 and 1989, the Fund's investment advisor waived a portion of its fees (.35% and .34% of average net assets, respectively).

 (5) During the year ended March 31, 1990, the Fund's investment advisor and the Fund's prior distributor waived a portion of their respective fees (.36% of average net assets).

 (6) During the year ended March 31, 1991, the Fund's investment advisor and the Fund's Service Organizations waived a portion of their respective fees (.47% of average net assets).

 (7) During the year ended March 31, 1992, the Fund's investment advisor and the Fund's Service Organizations waived a portion of their respective fees (.48% of average net assets).

 (8) During the year ended March 31, 1993, the Fund's investment advisor and the Fund's Service Organizations waived a portion of their respective fees (.48% of average net assets).

 (9) During the year ended March 31, 1994, the Fund's investment advisor and the Fund's Service Organizations waived a portion of their respective fees (.48% of average net assets).

(10) During the six month period ended September 30, 1994, the Fund's investment advisor and the Fund's Service Organizations waived a portion of their respective fees (.48% (annualized) of average net assets).

(11) During the year ended September 30, 1995, the Fund's investment advisor and the Fund's Service Organizations waived a portion of their respective fees (.27% of average net assets).

                          TREASURY MONEY MARKET FUND*
                                (SERVICE SHARES)


                                                          FISCAL YEAR ENDED MARCH 31,
                       --------------------------------------------------------------------------------------------------------
                       1986(1)       1987        1988        1989        1990        1991        1992        1993       1994
                       --------    --------    --------    --------    --------    --------    --------    --------    --------
PER SHARE DATA:
 Net asset value,
   beginning of
   year............... $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0001    $  .9999    $ 1.0001
                       --------    --------    --------    --------    --------    --------    --------    --------    --------
INVESTMENT OPERATIONS:
 Investment
   income -- net......    .0353       .0550       .0604       .0743       .0827       .0716       .0489       .0309       .0277
 Net realized gain
   (loss) on
   investments........       --          --          --          --          --       .0003       .0002       .0002          --
                       --------    --------    --------    --------    --------    --------    --------    --------    --------
   Total from
    Investment
    Operations........    .0353       .0550       .0604       .0743       .0827       .0719       .0491       .0311       .0277
                       --------    --------    --------    --------    --------    --------    --------    --------    --------
DISTRIBUTIONS:
 Dividends from
   investment
   income -- net......   (.0353)     (.0550)     (.0604)     (.0743)     (.0827)     (.0716)     (.0489)     (.0309)     (.0277)
                       --------    --------    --------    --------    --------    --------    --------    --------    --------
 Dividends from net
   realized gain on
   investment.........       --          --          --          --          --      (.0002)     (.0004)         --      (.0001)
                       --------    --------    --------    --------    --------    --------    --------    --------    --------
   Total
    Distributions.....   (.0353)     (.0550)     (.0604)     (.0743)     (.0827)     (.0718)     (.0493)     (.0309)     (.0278)
                       --------    --------    --------    --------    --------    --------    --------    --------    --------
 Net asset value, end
  of year............. $ 1.0000    $ 1.0000    $ 1.0000     $1.0000     $1.0000    $ 1.0001    $  .9999    $ 1.0001    $ 1.0000
                       ========    ========    ========    ========    ========    ========    ========    ========    ========
   Total Investment
    Return............    7.18%(2)    5.64%       6.20%       7.63%       8.58%       7.42%       5.03%       3.13%       2.81%
RATIOS/SUPPLEMENTAL
 DATA:
 Ratio of expenses to
   average net
   assets.............     .80%(2)(3)  .69%(4)     .69%(5)     .63%(6)     .56%(7)     .48%(8)     .45%(9)     .43%(10)    .43%(11)
 Ratio of net
   investment income
   to average net
   assets.............    6.91%(2)(3) 5.50%(4)    6.12%(5)    7.36%(6)    7.73%(7)    7.10%(8)    4.73%(9)    3.04%(10)   2.77%(11)
 Net Assets, end of
   year (000's
   Omitted)........... $123,243    $134,375    $101,066     $90,672     $98,398    $118,623    $281,343    $614,237    $654,950

                                       SIX MONTHS
                                          ENDED           YEAR ENDED
                                      SEPTEMBER 30,      SEPTEMBER 30,
                                        1994**              1995
                                      -------------      -------------
PER SHARE DATA:
 Net asset value,
   beginning of
   year...............                 $  1.0000         $    1.0000
                                       ---------         -----------
INVESTMENT OPERATIONS:
 Investment
   income -- net......                     .0186               .0529
 Net realized gain
   (loss) on
   investments........                        --                  --
                                       ---------         -----------
   Total from
    Investment
    Operations........                     .0186               .0529
                                       ---------         -----------
DISTRIBUTIONS:
 Dividends from
   investment
   income -- net......                    (.0186)             (.0529)
                                       ---------         -----------
 Dividends from net
   realized gain on
   investment.........                        --                  --
                                       ---------         -----------
   Total
    Distributions.....                    (.0186)             (.0529)
                                       ---------         -----------
 Net asset value, end
  of year.............                 $  1.0000         $    1.0000
                                       =========         ============
   Total Investment
    Return............                     3.75%(2)            5.42%
RATIOS/SUPPLEMENTAL
 DATA:
 Ratio of expenses to
   average net
   assets.............                      .43%(2)(12)         .42%(13)
 Ratio of net
   investment income
   to average net
   assets.............                     3.72%(2)(12)        5.32%(13)
 Net Assets, end of
   year (000's
   Omitted)...........                 $ 690,630         $ 1,001,707

---------------
  * Prior to August 1, 1990, the Treasury Money Market Fund was known as the Short-Term Government Fund and invested in obligations issued or guaranteed by agencies and instrumentalities of the U.S. Government in accordance with fundamental policies that were then effective for the Fund. The Treasury Money Market Fund operated as a portfolio of Pacific American Fund through October 1, 1994 when it was reorganized as the "Pacific American U.S. Treasury Portfolio," a portfolio of Pacifica Funds Trust. In July 1995, the Fund was renamed the "Pacifica Treasury Money Market Fund."
 ** On October 1, 1994, the Fund's fiscal year end was changed from March 31 to
    September 30.
                                              (Footnotes continued on next page)

 (Footnotes continued from previous page)

 (1) From October 1, 1985 (commencement of operations) to March 31, 1986.

 (2) Annualized basis.

 (3) During the period from October 1, 1985 (Commencement of Operations) to March 31, 1986, the Fund's investment advisor waived a portion of its fees (.25% (annualized) of average net assets).

 (4) During the year ended March 31, 1987, the Fund's investment advisor waived a portion of its fees aggregating $264,629 (.25% of average net assets). In addition, during the period from January 1, 1987 to March 31, 1987, the Fund's investment advisor and the Fund's prior distributor waived a portion of their respective fees (.09% of average net assets).

 (5) During the year ended March 31, 1988, the Fund's investment advisor and the Fund's prior distributor waived a portion of their respective fees (.36% of average net assets).

 (6) During the year ended March 31, 1989, the Fund's investment advisor waived a portion of its fees (.35% of average net assets).

 (7) During the year ended March 31, 1990, the Fund's investment advisor and the Fund's prior distributor waived a portion of their respective fees (.41% of average net assets).

 (8) During the year ended March 31, 1991, the Fund's investment advisor and the Fund's Service Organizations waived a portion of their respective fees (.46% of average net assets).

 (9) During the year ended March 31, 1992, the Fund's investment advisor and the Fund's Service Organizations waived a portion of their respective fees (.48% of average net assets).

(10) During the year ended March 31, 1993, the Fund's investment advisor and the Fund's Service Organizations waived a portion of their respective fees (.48% of average net assets).

(11) During the year ended March 31, 1994, the Fund's investment advisor and the Fund's Service Organizations waived a portion of their respective fees (.47% of average net assets).

(12) During the six month period ended September 30, 1994, the Fund's investment advisor and the Fund's Service Organizations waived a portion of their respective fees (.47% (annualized) of average net assets).

(13) During the year ended September 30, 1995, the Fund's investment advisor and the Fund's Service Organizations waived a portion of their respective fees (.24% of average net assets).

                                   THE FUNDS

     The Funds are portfolios of Pacifica Funds Trust, a business trust organized under the laws of the Commonwealth of Massachusetts as an open-end, management investment company. The Trust's Board of Trustees oversees the overall management of the Funds and elects the officers of each Fund.

                 INVESTMENT POLICIES AND PRACTICES OF THE FUNDS

     Each Fund seeks to maintain a net asset value of $1.00 per share. Their assets consist only of obligations with remaining maturities (as defined by the SEC) of 13 months or less at the date of acquisition, and the dollar-weighted average maturity of each Fund's investments is 90 days or less. There can be no assurance that each Fund's investment objective as described below will be achieved or that the Funds will be able to maintain a net asset value of $1.00 per share.

     The Prime Money Market Fund's investment objective is to seek the maximization of current income to the extent consistent with the preservation of capital and maintenance of liquidity. To achieve its objective the Prime Money Market Fund may invest in a broad range of short-term, high quality U.S. dollar-denominated instruments, consisting of commercial paper, certificates of deposit, bankers' acceptances, time deposits, bank notes, variable rate master demand note agreements, medium-term notes, corporate notes, U.S. Agency obligations and U.S. Treasury obligations. The Prime Money Market Fund also invests in repurchase agreements collateralized or secured by U.S. Agency obligations and U.S. Treasury obligations.

     The Treasury Money Market Fund's investment objective is to seek current income and stability of principal. To achieve its objective, the Treasury Money Market Fund's fundamental policy is to invest only in obligations issued or guaranteed by the U.S. Treasury and in notes and other instruments, including repurchase agreements, collateralized or secured by such obligations. The Funds' investment objectives, and the Treasury Money Market Fund's fundamental policy stated above, may not be changed without the vote of a majority of the outstanding shares of the particular Fund.

     Each Fund will purchase only "First Tier Eligible Securities" (as defined by the SEC) that present minimal credit risks as determined by FICM pursuant to guidelines approved by the Trust's Board of Trustees. First Tier Eligible Securities consist of (i) securities that either (a) have short-term debt ratings at the time of purchase in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if the security was rated by only one NRSRO), or (b) are issued by issuers with such ratings, and (ii) certain securities that are unrated (including securities of issuers that have long-term but not short-term ratings) but are of comparable quality as determined in accordance with guidelines approved by the Board of Trustees. The Appendix to the SAI includes a description of applicable NRSRO ratings.

     The types of securities and investment practices used by the Funds are described in greater detail below under "Description of Securities and Investment Practices."

                         DESCRIPTION OF SECURITIES AND
                              INVESTMENT PRACTICES

INFORMATION FOR BOTH FUNDS

     The Treasury Money Market Fund may invest only in obligations issued or guaranteed by the U.S. Treasury such as bills, notes, bonds and certificates of indebtedness, and in notes and repurchase agreements collateralized or secured by such obligations. These obligations may also include U.S. Treasury STRIPS (U.S. Treasury securities that have been separated into their component parts of principal and interest payments and recorded as such in the Federal Reserve book-entry record keeping system). The Prime Money Market Fund may invest in U.S. Treasury obligations, as well as in obligations of agencies and instrumentalities of the U.S. Government. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, such as Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrow from the U.S. Treasury; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as some obligations issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. While the U.S. Government provides financial support to these latter U.S. Government-sponsored agencies and instrumentalities, no assurance can be given that it will always do so since such support is not required by law. The Prime Money Market Fund will invest in such securities only when FICM is satisfied that the credit risk with respect to the issuer is minimal.

     Each Fund may engage in repurchase agreements with financial institutions such as banks or broker-dealers. In these transactions, a Fund buys a security at one price and simultaneously promises to sell that same security back to the seller at a higher price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and subcustodians and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. The repurchase date is generally within seven days of the original purchase, but in no event more than 365 days. In all cases, FICM must be satisfied with the creditworthiness of the other party to the agreement before entering into a repurchase agreement. In the event of the bankruptcy or default of the other party to a repurchase agreement, the Fund could experience delays and costs in recovering its cash. To the extent that, in the meantime, the value of the securities purchased may have decreased, the Fund could experience a loss. Repurchase agreements may be considered to be loans by the Fund under the Investment Company Act of 1940, as amended (the "1940 Act").

     Securities purchased by a Fund may include variable and floating rate instruments, which may have a stated maturity in excess of the Fund's maturity limitations but are deemed to have shorter maturities because the Fund can demand payment of the principal of the instrument at least once every thirteen months upon not more than thirty days' notice (this demand feature is not required if an instrument is guaranteed by the U.S. Government or an agency or instrumentality thereof). These instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market with respect to a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to a Fund will approximate their par value. Illiquid variable and floating rate instruments (instruments which are not payable upon seven days notice and do not have an active trading market) that are acquired by a Fund are subject to the percentage limitations described below.

     Each Fund will not knowingly invest more than 10% of the value of its net assets in securities that are illiquid. Repurchase agreements that do not provide for payment to a Fund within seven days after notice, and securities that are not registered under the Securities Act of 1933 but that may be purchased by institutional buyers under Rule 144A, are subject to this 10% limit (unless, in the case of the Prime Money Market Fund, such securities are variable amount master demand notes with maturities of nine months or less or unless the Board or FICM, pursuant to guidelines adopted by the Board, determines that a liquid trading market exists).

     Each Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. The Funds may also purchase or sell securities on a "delayed settlement" basis. When-issued and forward commitment transactions, which involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit the Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. Delayed settlement describes settlement of a securities transaction in the secondary market which will occur sometime in the future. When-issued, forward commitment and delayed settlement transactions involve the risk, however, that the yield or price obtained in a transaction may be less favorable than the yield or price available in the market when the securities delivery takes place. A Fund's forward commitments, when-issued purchases and delayed settlements are not expected to exceed 25% of the value of the Fund's total assets absent unusual market conditions. The Funds do not intend to engage in these transactions for speculative purposes but only in furtherance of their investment objectives.

     Each Fund may borrow monies for temporary purposes by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions and agree to repurchase them at an agreed upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets or high grade debt securities having a value equal to or greater than the repurchase price and FICM will continuously monitor the account to ensure that the value is maintained. A Fund would only enter into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. Reverse repurchase agreements involve the risk that the market value of the portfolio securities sold by a Fund may decline below the price of the securities the Fund is obligated to repurchase. Interest paid by a Fund in connection with a reverse repurchase agreement will reduce the Fund's net investment income. The Funds currently intend to limit their investments in reverse repurchase agreements to no more than 20% of their total assets and will only engage in such transactions with primary dealers. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

     The Funds may attempt to increase yields by trading to take advantage of short-term market variations. This policy could result in high portfolio turnover, but should not adversely affect the Funds since they do not ordinarily pay brokerage commissions on the purchase of short-term debt obligations.

     In connection with the management of their daily cash positions, each Fund may invest up to 10% of its assets in securities issued by other investment companies which invest in short-term, high-quality debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method of valuation. The Treasury Money Market Fund may only invest in shares of other investment companies that are structured to seek a similar investment objective. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses including advisory fees. These expenses would be in addition to the advisory fees and other expenses the Fund bears directly in connection with its own operations. Securities of other investment companies will be acquired by the Funds within the limits prescribed by the 1940 Act.

ADDITIONAL PORTFOLIO INFORMATION FOR PRIME MONEY MARKET FUND

     In addition to the types of instruments described above, the Prime Money Market Fund may purchase U.S. dollar-denominated bank obligations such as time deposits, certificates of deposit, bankers' acceptances, bank notes and deposit notes issued by domestic and foreign banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time normally at a stated interest rate. Certificates of deposit are certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Bankers acceptances are negotiable deposits or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank (meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument at maturity). Bank notes usually represent senior debt of the bank.

     The Prime Money Market Fund may also purchase commercial paper, short-term notes, medium-term notes and bonds issued by domestic and foreign corporations that meet the Fund's maturity limitations.

     Commercial paper purchased by the Fund may include paper issued in reliance on the so-called "private placement" exemption under Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws and generally is sold to institutional investors such as the Fund that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers that make a market in Section 4(2) paper. Section 4(2) paper will not be subject to the Fund's 10% limitation on illiquid securities described above where the Board of Trustees or FICM (pursuant to guidelines adopted by the Board) determines that a liquid trading market exists.

     The Prime Money Market Fund may also lend its portfolio securities in order to increase income to broker-dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned plus accrued interest. Collateral for such loans may include cash, U.S. Treasury securities or other U.S. government securities or an irrevocable letter of credit issued by a bank which meets the investment standards of the Fund. Such loans will not be made if, as a result, the aggregate of all outstanding loans of the Fund exceeds one-third of the value of its total assets. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.

     The Prime Money Market Fund may also invest in U.S. dollar denominated obligations issued or guaranteed by foreign governments or any of their political subdivisions, agencies or instrumentalities. Such obligations include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples of these include the International Bank for Reconstruction and Development (the "World Bank"), the Asian Development Bank and the InterAmerican Development Bank.

     The Prime Money Market Fund may purchase asset-backed securities, which are securities backed by mortgages, installment sales contracts, credit card receivables or other assets. The average life of asset-backed securities varies with the maturities of the underlying instruments, and the average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of mortgage prepayments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the securities' total return may be difficult to predict precisely. Such difficulties are not, however, expected to have a significant effect on the Fund since the remaining maturity of any asset-backed security acquired will be thirteen months or less. Asset-backed securities purchased by the Fund may include collateralized mortgage obligations ("CMOs") issued by private companies.

     Since the Prime Money Market Fund may purchase securities issued by foreign issuers, the Fund may be subject to investment risks that are different in some respects from those incurred by a fund which invests exclusively in debt obligations of domestic issuers. Such potential risks include future political and economic developments, the possible imposition of withholding taxes on interest income payable on the securities by the particular country in which the issuer is located, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities. In addition, foreign banks and other issuers are not necessarily subject to the same regulatory requirements that apply to domestic issuers (such as reserve requirements, loan limitations, examinations, accounting, auditing and recordkeeping requirements, and public availability of information), and the Fund may experience difficulties in obtaining or enforcing a judgment against a foreign issuer. Absent any unusual market conditions, the Fund will not invest more than 25% of its total assets in securities issued by foreign issuers.

                            INVESTMENT RESTRICTIONS

     Each Fund has adopted certain fundamental investment restrictions that may be changed only with the approval of a majority of the outstanding shares of the Fund. The following descriptions summarize several of the Funds' fundamental investment restrictions, which are set forth in full in the SAI.

     Neither Fund may:

          (1) purchase securities (with certain exceptions including U.S. Treasury securities) if more than 5% of its total assets will be invested in the securities of any one issuer, except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation; and

          (2) invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry (with certain exceptions including U.S. Government securities and, with respect to the Prime Money Market Fund, the obligations of U.S. banks and certain U.S. branches of foreign banks).

     These investment restrictions are applied at the time investment securities are purchased. As a matter of non-fundamental policy and in accordance with the current regulations of the SEC, the Prime Money Market Fund intends to limit its investments in the obligations of any one non-U.S. governmental issuer to not more than 5% of its total assets at the time of purchase, provided that the Prime Money Market Fund may invest up to 25% of its assets in the obligations of one non-U.S. governmental issuer for a period of up to three business days.

                            MANAGEMENT OF THE FUNDS

     The business and affairs of each Fund are managed under the direction of the Board of Trustees. Information about the Trustees, as well as the Funds' executive officers, may be found in the SAI under the heading "Trustees and Officers."

ADVISOR

     First Interstate Capital Management, Inc. serves as the Funds' investment advisor. FICM is an indirect wholly-owned subsidiary of First Interstate Bancorp, a publicly-held, multi-state bank holding company.

     FICM supervises and assists in the overall management of the Funds' affairs pursuant to an Investment Advisory and Management Agreement, subject to the overall authority of the Board of Trustees. These management responsibilities include, among other things, making decisions and placing orders for all purchases and sales of the Funds' investment securities, furnishing economic and statistical information as requested by the Board of Trustees, and monitoring the Funds' arrangements with Service Organizations. Under its Agreement, FICM is entitled to a fee, computed daily and payable monthly, at the annual rate of 0.30% of the first $500 million of the average daily net assets of each Fund (considered separately on a Fund-by-Fund basis), 0.25% of the next $500 million of each Fund's average daily net assets, and 0.20% of each Fund's average daily net assets in excess of $1 billion. The advisory fee FICM receives may be reduced in some cases by the amount paid to the Funds' Service Organizations (see "Servicing Agreements" below), and FICM may voluntarily waive an additional portion of the advisory fee payable by the Funds from time to time. The annualized effective rates of the advisory fees paid by the Prime Money Market Fund and the Treasury Money Market Fund were (after fee reductions and waivers) 0.12% and 0.13%, respectively, of the average net assets of the Funds for the fiscal year ended September 30, 1995.

     FICM maintains offices at 7501 East McCormick Parkway, Scottsdale, Arizona 85258.

     On January 24, 1996, First Interstate Bancorp signed a definitive merger agreement to merge with Wells Fargo & Company ("Wells Fargo"), a publicly-held bank holding company with its head office at 420 Montgomery Street, San Francisco, California 94104. The merger is conditioned upon, among other things, certain regulatory approvals. Upon completion of the merger, currently expected to occur during the second quarter of 1996, FICM will be wholly-owned by Wells Fargo, and the existing investment advisory agreement between the Trust and FICM will automatically terminate. It is contemplated that an application will be filed with the Securities and Exchange Commission to ensure there is no disruption as a result of the merger in the provision of investment advisory services to the Funds, and that a meeting of shareholders will be held not later than 120 days after the merger to approve ongoing investment advisory arrangements for the Funds.

ADMINISTRATOR

     The Dreyfus Corporation, located at 200 Park Avenue, New York, New York 10166, was formed in 1947. The Administrator, as of November 30, 1995, managed or administered approximately $83 billion in assets for more than 1.7 million investor accounts nationwide. Pursuant to its Administration Agreement with the Funds, the Administrator supplies office facilities; provides statistical and research data, data processing services, clerical, accounting and bookkeeping services, internal auditing and legal services, and internal executive and administrative services; prepares reports to shareholders; prepares reports to and filings with the SEC and state securities authorities; prepares tax returns; calculates the net asset value of each Fund's shares and dividends and capital gains distributions to shareholders; and generally assists in the Funds' operations (except with respect to investment management services). For its administrative services for the fiscal year ended September 30, 1995, the Administrator received a fee from each Fund at the annual rate of 0.10% of each Fund's average daily net assets. From time to time, the Administrator may waive all or a portion of its fees with respect to a Fund.

DISTRIBUTOR

     Pacifica Funds Distributor Inc., located at 230 Park Avenue, New York, New York 10169, acts as distributor for the Funds. PFD Inc. is an affiliate of Furman Selz LLC ("Furman Selz") and was organized specifically to distribute shares of the Trust; however, offers and sales of shares of the Trust will be made only through Furman Selz or other registered (or exempt) dealers.

     Under the Distribution Plan (the "Plan") adopted by the Funds for their Investor Shares, each Fund may pay directly or reimburse the Distributor monthly for (subject to a limit of 0.30% per annum of the average daily net asset value of the outstanding Investor Shares of each Fund) costs and expenses of the Distributor incurred in connection with the distribution of Investor Shares of the Funds. These costs and expenses include (i) advertising by radio, television, newspapers, magazines, brochures, sales literature, direct mail or any other form of advertising; (ii) expenses of sales employees or agents of the Distributor, including salary, commissions, travel and related expenses; (iii) payments to broker-dealers and financial institutions for services in connection with the distribution of Investor Shares, including promotional incentives and fees calculated with reference to the average daily net asset value of Investor Shares held by shareholders who have a brokerage or other service relationship with the broker-dealer or other institution receiving such fees; (iv) costs of printing prospectuses and other materials to be given or sent to prospective investors; and (v) such other similar services as the Trustees determine to be reasonably calculated to result in the sale of Investor Shares of the Funds. Each Fund will pay all costs and expenses in connection with the preparation, printing and distribution of prospectuses to current shareholders and the operation of its Plan, including related legal and accounting fees. A Fund will not be liable for distribution expenditures made by the Distributor in any given year in excess of the maximum annual amount payable under the Plan for that Fund. All payments made under the Plan for Investor Shares are borne entirely by a Fund's Investor Shares.

     The Distributor may from time to time pay a bonus or other incentive to dealers which employ registered representatives who sell a minimum dollar amount of the Investor Shares of the Funds and/or other funds distributed by Furman Selz or the Distributor during a specific period of time. Such bonus or other incentive may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or outside the United States, or other bonuses, such as gift certificates or the cash equivalent of such bonuses. The Distributor has established such a special promotional incentive program with First Interstate Securities, Inc.

SERVICE ORGANIZATIONS

     Various banks (including banks affiliated with First Interstate Bancorp), trust companies, broker-dealers (other than Furman Selz) or other financial organizations (collectively, "Service Organizations") also may provide administrative services with respect to the Funds' Investor Shares, such as maintaining shareholder accounts and records. The Funds may pay fees to Service Organizations (which vary depending upon the services provided) in amounts up to an annual rate of 0.25% of the average daily net asset value of the outstanding Investor Shares of the Funds owned by shareholders with whom a Service Organization has a servicing relationship. These fees will be borne entirely by the Funds' Investor Shares. FICM intends to waive a portion of the advisory fee otherwise payable by a Fund to Service Organizations to the extent that the investment advisory fees paid by a Fund to FICM plus the fees paid by the Fund to Service Organizations exceed the annual rate of 0.50% of the Funds average daily net assets. The Funds currently intend to limit the total of payments made to Service Organizations and payments made pursuant to the Distribution Plan to no more than 0.30% per annum of the average daily net asset value of the outstanding Investor Shares of each Fund.

     Some Service Organizations may impose additional or different conditions on their clients, such as requiring their clients to invest a specified amount in the Funds or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts which might be paid to the Service Organization by the Funds. Shareholders using Service Organizations are urged to consult with them regarding any such fees or conditions.

CUSTODIAN

     First Interstate Bank of California ("FICAL") is the Funds' Custodian and receives fees for its custodial services as described in the SAI. FICAL maintains offices at 707 Wilshire Blvd., Los Angeles, California 90017.

TRANSFER AND DIVIDEND DISBURSING AGENT

     Furman Selz serves as the Funds' Transfer and Dividend Disbursing Agent. Furman Selz maintains offices at 230 Park Avenue, New York, New York 10169.

BANKING LAWS

     Banking laws and regulations presently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any non-bank affiliate thereof from sponsoring, organizing, controlling, or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but do not prohibit such a holding company or affiliate, or banks generally, from acting as investment advisor, transfer agent, or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. FICM and FICAL and certain of the Service Organizations are subject to such banking laws and regulations.

     In the event of changes in federal or state statutes or regulations or in interpretations or decisions pertaining to permissible activities by banks, FICM and FICAL or certain of the Service Organizations could be prevented from continuing their arrangements with the Funds; however, in such an event it is expected that the Funds' Board of Trustees would make other arrangements and shareholders would not suffer adverse financial consequences.

                           PRICING OF INVESTOR SHARES

     Orders for the purchase of Investor Shares will be executed at the net asset value per share next determined after an order has become effective. Investor Shares of the Funds are sold without a sales charge. The net asset value per share ("NAV") for each Fund is calculated daily at 12:00 noon, Pacific time, on days when the Funds are open for business (i.e., days on which the San Francisco branch of the Federal Reserve Bank, FICAL as the Funds' Custodian and, in the case of the Treasury Money Market Fund, the New York Stock Exchange are
open). The NAV of the Investor Shares of the Funds is computed by dividing the value of a Fund's assets allocated to its Investor Shares, less the liabilities charged to that class, by the total number of outstanding shares of that class. Each Fund uses the amortized cost method of valuing its securities. This technique involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument.

                         MINIMUM PURCHASE REQUIREMENTS

     The minimum initial investment in the Funds is $500, except that the minimum is $250 for an IRA. Any subsequent investments must be at least $50, including an IRA investment. All initial investments should be accompanied by a completed Purchase Application. A separate application is required for IRA investments.

                    PURCHASE OF INVESTOR SHARES OF THE FUNDS

     THE FOLLOWING PURCHASE PROCEDURES DO NOT APPLY TO CERTAIN TRUST OR OTHER ACCOUNTS THAT ARE MANAGED BY FIRST INTERSTATE BANCORP, ITS SUBSIDIARIES OR AFFILIATES. AN ACCOUNT CUSTOMER SHOULD CONSULT HIS OR HER ACCOUNT OFFICER FOR PROPER INSTRUCTIONS.

     All funds received by the Trust are invested in full and fractional Investor Shares of the appropriate Fund. Certificates for Investor Shares are not issued. Furman Selz maintains records of each shareholder's holdings of Fund shares, and each shareholder receives a statement of transactions, holdings and dividends. The Funds reserve the right to reject any purchase.

     An investment may be made using any of the following methods:

     Through an Authorized Broker, Investment Advisor or Service
Organization. Investor Shares are available to new and existing shareholders through authorized brokers, investment advisors and Service Organizations. To make an investment using this method, simply complete a Purchase Application and contact your broker, investment advisor or Service Organization with instructions as to the amount you wish to invest. Your broker will then contact the Fund to place the order on your behalf on that day.

     Orders received by your broker or Service Organization for the Funds in proper order (and transmitted to the Trust prior to 12:00 noon Pacific time), will become effective that day. Brokers who receive orders are obligated to transmit them promptly. You should receive written confirmation of your order within a few days of receipt of instructions from your broker.

     By Wire. Investments may be made directly through the use of wire transfers of Federal funds. Contact your bank and request it to wire Federal funds to the applicable Fund. In most cases, your bank will either be a member of the Federal Reserve Banking System or have a relationship with a bank that is. Your bank will normally charge you a fee for handling the transaction. To purchase Investor Shares by a Federal funds wire, please first contact Furman Selz Mutual Funds Client Services. They will establish a record of information for the wire to ensure its correct processing. You can reach the Wire Desk at 1-800-662-8417.

     Have your bank wire funds using the following instructions:
            Investors Fiduciary Trust Company
            Kansas City, MO 64105
            ABA #1010-0362-1
            Account #7527950
            Further Credit to: Fund Name

     As long as you have read the Prospectus, you may establish a new regular account through the Wire Desk; IRAs may not be opened in this way. When new accounts are established by wire, the distribution options will be set to reinvest and the social security or tax identification number ("TIN") will not be certified until a signed application is received. Completed applications should be forwarded immediately to the Funds. With the Purchase Application, the shareholder can specify other distribution options and add any special features offered by a Fund. Should any dividend distributions or redemptions be paid before the TIN is certified, they will be subject to 31% Federal tax withholding.

     Automatic Investment Program. An eligible shareholder may also participate in the Pacifica Automatic Investment Program, an investment plan that automatically debits money from the shareholder's bank account and invests it in one or more of the Funds through the use of electronic funds transfers or automatic bank drafts. Shareholders may elect to make subsequent investments by transfers of a minimum of $50 on either the fifth or twentieth day of each month into their established Fund accounts. Contact the Trust at 1-800-662-8417 for more information about the Pacifica Automatic Investment Program.

                         INDIVIDUAL RETIREMENT ACCOUNTS

     The Funds may be used as a funding medium for IRAs. Investor Shares may also be purchased for IRAs established with an affiliate of First Interstate Bancorp or other authorized custodians. In addition, an IRA may be established through a custodial account with Investors Fiduciary Trust Company. Completion of a special application is required in order to create such an account, and the minimum initial investment for an IRA is $250. Contributions to IRAs are subject to prevailing amount limits set by the Internal Revenue Service. A $5.00 establishment fee and an annual $12.00 maintenance and custody fee is payable with respect to each IRA, and there will be a $10.00 termination fee when the account is closed. For more information, call the Funds at 1-800-662-8417.

                          EXCHANGE OF INVESTOR SHARES

     The Funds offer two convenient ways to exchange Investor Shares in a Fund for Investor Shares in another investment portfolio of the Trust. Before engaging in an exchange transaction, a shareholder should read carefully the Prospectus describing the investment portfolio into which the exchange will occur, which is available without charge and can be obtained by writing to the Funds at 237 Park Avenue, Suite 910, New York, New York 10017, or by calling 1-800-662-8417. A shareholder may not exchange Investor Shares of one portfolio for Investor Shares of another portfolio if both or either are not qualified for sale in the state of the shareholder's residence. The minimum amount for an initial exchange is $500. No minimum is required in subsequent exchanges. The Trust may terminate or amend the terms of the exchange privilege at any time.

     A new account opened by exchange must be established with the same name(s), address and social security number as the existing account. All exchanges will be made based on the net asset value next determined following receipt of the request by the Trust in good order, plus any applicable sales charge.

     An exchange is taxable as a sale of a security on which a gain or loss may be recognized. Shareholders should receive written confirmation of the exchange within a few days of the completion of the transaction.

     In the case of transactions subject to a sales charge, the sales charge will be assessed on an exchange of Investor Shares, equal to the excess of the sales load applicable to the Investor Shares to be acquired, over the amount of any sales load previously paid on the Investor Shares to be exchanged. No service fee is imposed.

     In addition, Institutional Shares of a Fund may be exchanged for Investor Shares of the same Fund in connection with the distribution of assets held in a qualified trust, agency or custodial account maintained with the trust department of a First Interstate or other bank, trust company or thrift institution, or in other cases where Institutional Shares are not held in such qualified accounts. Similarly, Investor Shares may be exchanged for Institutional Shares of the same Fund if the shares are to be held in such a qualified trust, agency or custodial account. These exchanges are made without a sales charge at the net asset value of the respective share classes.

     Exchange by Mail. To exchange Investor Shares of a Fund by mail, simply send a letter of instruction to Furman Selz. The letter of instruction must include: (i) your account number; (ii) the Fund from and the Fund into which you wish to exchange your investment; (iii) the dollar or share amount you wish to exchange; and (iv) the signatures of all registered owners or authorized parties. All signatures must be guaranteed by an eligible guarantor institution including a member of a national securities exchange or by a commercial bank or trust company, broker-dealers, credit unions and savings associations.

     Exchange by Telephone. To exchange Investor Shares of a Fund by telephone, or if you have any questions, simply call the Trust at 1-800-662-8417. You should be prepared to give the telephone representative the following information: (i) your account number, social security number and account registration; (ii) the name of the portfolio from and the portfolio into which you wish to transfer your investment; and (iii) the dollar or share amount you wish to exchange. The conversation may be recorded to protect you and the Funds. Telephone exchanges are available only if the shareholder so indicates by checking the "yes" box on the Purchase Application. See "Redemption of Investor Fund Shares -- By Telephone" for a discussion of telephone transactions generally.

                         REDEMPTION OF INVESTOR SHARES

     Shareholders may redeem their Investor Shares, in whole or in part, on any Business Day. Investor Shares will be redeemed at the net asset value next determined after a redemption request in good order has been received and accepted by the Trust. A redemption may be a taxable transaction on which gain or loss may be recognized. Generally, however, gain or loss is not expected to be recognized on a redemption of shares of the Funds, both of which seek to maintain a net asset value of $1.00 per share.

     Where the Investor Shares to be redeemed have been purchased by check, the Trust may delay payment of the redemption proceeds until the purchasing check has cleared, which may take up to 15 days. Shareholders may avoid this delay by investing through wire transfers of Federal funds. During the period prior to the time the Investor Shares are redeemed, dividends on the Investor Shares will continue to accrue and be payable and the shareholder will be entitled to exercise all other beneficial rights of ownership.

     Once the Investor Shares are redeemed, a Fund will ordinarily send the proceeds by check to the shareholder at the address of record on the next Business Day. The Funds may, however, take up to seven days to make payment. This will not be customary practice. Also, if the New York Stock Exchange is closed (or when trading is restricted) for any reason other than the customary weekend or holiday closing or if an emergency condition as determined by the SEC merits such action, the Funds may suspend redemptions or postpone payment dates.

     To ensure acceptance of your redemption request, it is important to follow the procedures described below. Although the Trust has no present intention to do so, it reserves the right to refuse or to limit the frequency of any telephone or wire redemptions. Of course, it may be difficult to place orders by telephone during periods of severe market or economic change, and a shareholder should consider alternative methods of communications, such as couriers or U.S. mail. The services offered by the Funds may be modified or terminated at any time. If the Funds terminate any particular service, they will do so only after giving written notice to shareholders.

     If Investor Shares of the Funds are represented by a share certificate, the certificate must be surrendered to the Funds' transfer agent for cancellation before the shares can be redeemed.

     You may redeem your Investor Shares using any of the following methods:

     Through an Authorized Broker, Investment Advisor or Service
Organization. You may redeem your Investor Shares by contacting your broker or investment advisor and instructing him or her to redeem your Investor Shares. He or she will then contact PFD Inc. and place a redemption trade on your behalf. He or she may charge you a fee for this service.

     By Mail. You may redeem your Investor Shares by sending a letter directly to the Funds. To be accepted, a letter requesting redemption must include: (i) the Fund name and account registration from which you are redeeming Investor Shares; (ii) your account number; (iii) the amount to be redeemed; (iv) the signatures of all registered owners; and (v) a signature guarantee by any eligible guarantor institution including a member of a national securities exchange or a commercial bank or trust company, broker-dealers, credit unions and savings associations. Corporations, partnerships, trusts or other legal entities will be required to submit additional documentation.

     By Telephone. You may redeem your Investor Shares by calling the Funds toll free at 1-800-662-8417. You should be prepared to give the telephone representative the following information: (i) your account number, social security number and account registration; (ii) the Fund name from which you are redeeming Investor Shares; and (iii) the amount to be redeemed. The conversation may be recorded to protect you and the Fund. Telephone redemptions are available only if the shareholder so indicates by checking the "yes" box on the Purchase Application or on the Optional Services Form. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If a Fund fails to employ such reasonable procedures, it may be liable for any loss, damage or expense arising out of any telephone transactions purporting to be on a shareholder's behalf. In order to assure the accuracy of instructions received by telephone, the Funds require some form of personal identification prior to acting upon instructions received by telephone, record telephone instructions and provide written confirmation to investors of such transactions.

     By Wire. You may redeem your Investor Shares by contacting the Funds by mail or telephone and instructing them to send a wire transmission to your personal bank.

     Your instructions should include: (i) your account number, social security number and account registration; (ii) the Fund name from which you are redeeming Investor Shares; and (iii) the amount to be redeemed. Wire redemptions can be made only if the "yes" box has been checked on your Purchase Application, and a copy of a void check from the account where proceeds are to be wired is attached to the Purchase Application. Your bank may charge you a fee for receiving a wire payment on your behalf.

     Check Writing. A check redemption ($500 minimum, no maximum) feature is available with respect to the Funds. Checks are free and may be obtained from PFD Inc. It is not possible to use a check to close out your account since additional shares accrue daily.

     The above-mentioned services "By Telephone," "By Wire" and "Check Writing" are not available for IRAs and trust clients of an affiliate of First Interstate Bancorp.

     Systematic Withdrawal Plan. An owner of $10,000 or more of Investor Shares of a Fund may elect to have periodic redemptions from his or her account to be paid on a monthly, quarterly, semi-annual or annual basis. The minimum periodic payment is $100. A sufficient number of Investor Shares to make the scheduled redemption will normally be redeemed on the date selected by the shareholder. Depending on the size of the payment requested and fluctuation in the net asset value, if any, of the Investor Shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account. A shareholder may request that these payments be sent to a predesignated bank or other designated party. Capital gains and dividend distributions paid to the account will automatically be reinvested at net asset value on the distribution payment date.

     Redemption of Small Accounts. Due to the disproportionately higher cost of servicing small accounts, the Funds reserve the right to redeem, on not less than 30 days notice, an account in a Fund that has been reduced by a shareholder to $500 or less. However, if during the 30-day notice period the shareholder purchases sufficient Investor Shares to bring the value of the account above $500, this restriction will not apply.

     Redemption in Kind. All redemptions of Investor Shares of the Funds shall be made in cash, except that the commitment to redeem Investor Shares in cash extends only to redemption requests made by each shareholder of a Fund during any 90-day period of up to the lesser of $250,000 or 1% of the net asset value of that Fund at the beginning of such period. This commitment is irrevocable without the prior approval of the SEC and is a fundamental policy of the Funds that may not be changed without shareholder approval. In the case of redemption requests by shareholders in excess of such amounts, the Board of Trustees reserves the right to have the Funds make payment, in whole or in part, in securities or other assets, in case of an emergency or any time a cash distribution would impair the liquidity of a Fund to the detriment of the existing shareholders. In this event, the securities would be valued in the same manner as the securities of that Fund are valued. If the recipient were to sell such securities, he or she would incur brokerage charges.

               DIVIDENDS, DISTRIBUTIONS AND FEDERAL INCOME TAXES

     Each Fund's net investment income ordinarily is declared as a dividend on each day that the Funds are open for business. Dividends are paid within five business days after the end of each month. Investor Shares begin accruing dividends on the day the purchase is effected and continue to accrue dividends through the day before the redemption request is executed. Each Fund's earnings for non-business days are declared as dividends to shareholders of record on the preceding business day. All dividends are reinvested automatically in additional Investor Shares of that Fund at net asset value unless the shareholder elects in writing, not less than five full business days prior to the record date, to receive dividends in cash. Distributions from net realized securities gains are normally declared and paid once a year, but each Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). In all cases distributions will be made in a manner that is consistent with the provisions of the 1940 Act. Neither Fund will make distributions from net realized securities gains unless capital loss carryovers, if any, have been utilized or have expired. These distributions, if any, are reinvested automatically in additional Investor Shares of the Fund involved at net asset value or, at the Customer's option, are paid in cash. If all Investor Shares in the account are redeemed at any time during the month, all dividends to which the shareholder is entitled will be paid within five business days after the end of the month in cash. All expenses are accrued daily and deducted before declaration of dividends.

     Notice as to the tax status of dividends and distributions declared by each Fund is mailed annually. Each shareholder will also receive periodic account summaries which will include information as to income dividends and distributions from securities gains, if any, declared during the year.

     Since each Fund's income is derived from interest rather than dividends, no portion of either Fund's dividends or distributions will qualify for the dividends received deduction allowable to certain U.S. corporations. Dividends from net investment income, together with distributions from the excess, if any, of net realized short-term over net realized long-term losses and all or a portion of the gains from the sale or other disposition of certain market discount bonds, are taxable to those shareholders who are not exempt from federal income taxes as ordinary income, whether or not reinvested in additional shares. Distributions from net realized long-term securities gains, if any, are taxable to those shareholders who are not exempt from federal income taxes as long-term capital gains. Shareholders in the Funds may be subject to state and local taxes on dividends and distributions declared by the Funds.

     To avoid a federal excise tax, each Fund must distribute substantially all of its ordinary income, and capital gain net income, if any, by the end of each calendar year. Dividends or distributions, if any, payable to shareholders of record on a date in October, November or December of any year are deemed to have been paid in that year, if they are paid by the following January.

     Federal regulations may require, in certain cases, the Funds to withhold ("backup withholding") and remit to the U.S. Treasury 31% of dividends and distributions paid to an investor if the investor (i) has provided either an incorrect TIN or no TIN at all, (ii) is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) has failed to certify that he or she is not subject to backup withholding or that he or she is an "exempt recipient."

     A TIN is either the Social Security number or employer identification number of the beneficial owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the beneficial owner of the account, and may be claimed as a credit on the beneficial owner's federal income tax return.

     Each Fund will be treated as a separate entity for tax purposes, and has qualified and intends to continue to qualify as a regulated investment company under the Code as long as this qualification is in the best interest of its shareholders. Such qualification generally relieves each Fund of liability for federal income taxes to the extent its earnings are distributed in accordance with the applicable provisions of the Code.

     Investors should consult their tax advisors regarding specific questions as to federal, state or local taxes.

                               OTHER INFORMATION

CAPITALIZATION

     Pacifica Funds Trust (formerly Fund Source) was organized as a Massachusetts business trust on July 17, 1984, and consists of a series of separately managed portfolios. This Prospectus relates to the Investor Shares of two of these managed portfolios -- the Pacifica Prime Money Market Fund and Pacifica Treasury Money Market Fund -- which were reorganized as portfolios of Pacifica Funds Trust on October 1, 1994 and which are classified as diversified, open-end management investment companies under the 1940 Act.

     The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 per share. The Board of Trustees has authorized the issuance of three classes of shares in each of the Funds - Investor Shares, Service Shares and Institutional Shares. Each share of a Fund is entitled to cash dividends and distributions earned on such Fund's shares as are declared in the discretion of the Board of Trustees, and represents the same proportionate interest in a particular Fund with other shares of the Fund, except that a Fund's Service, Institutional and Investor Shares each bear all of the Service Organization fees, distribution plan payments (if any) and other "class" expenses that are allocated to a particular class.

     Investor Shares pay higher combined fees for shareholder support and distribution services than Service Shares, and Service Shares pay higher shareholder support fees than Institutional Shares. This difference in expenses will create different performance results for the three classes. The Funds offer various services and privileges in connection with their Investor Shares that are not offered in connection with their Service Shares or Institutional Shares, such as an automatic investment plan, an automatic withdrawal plan and certain check writing privileges. Additional information concerning each class of shares may be obtained by calling the Trust at 1-800-662-8417 or by contacting a Service Organization.

     Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust. The Declaration of Trust also provides for indemnification out of the property of a Fund of any shareholder held personally liable solely by reason of being or having been a shareholder of the Fund. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations and should be considered remote.

     When issued, shares of the Trust are fully paid, nonassessable and freely transferable.

VOTING

     Shareholders have the right to vote in the election of Trustees and on any and all matters on which, by law or under the provisions of the Declaration of Trust, they may be entitled to vote. The Trust is not required to hold regular annual meetings of the Funds' shareholders, but in the event that a special meeting is held, shareholders of each portfolio offered by the Trust will be entitled to one vote for each full share held and fractional votes for fractional shares held, and will vote in the aggregate and not on a portfolio-by-portfolio basis, except as required by the 1940 Act or other applicable law. It is contemplated that, as required by the 1940 Act, the shareholders of a portfolio will vote separately on a portfolio-by-portfolio basis on matters relating to a particular portfolio's investment advisory agreement, distribution plan or changes in a portfolio's fundamental investment limitations, and on other matters where the interests of the respective portfolios are not substantially identical. Similarly, shareholders of each portfolio will vote in the aggregate and not by class unless the Trustees determine that the matter to be voted on affects only the interests of the holders of a particular class of a Fund's shares. Voting rights are not cumulative.

     The Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust and in connection with the meeting to comply with the shareholders' communications provisions of Section 16(c) of the 1940 Act. See "Description of the Funds" in the SAI.

PERFORMANCE INFORMATION

     From time to time each Fund advertises the yield and effective yield of its Investor Shares. Both yield figures will fluctuate, are based on historical earnings and are not intended to indicate future performance. The yield for Investor Shares of each Fund refers to the income generated by an investment in Investor Shares of a Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in Investor Shares of a Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. Each Fund's yield and effective yield for Investor Shares may reflect voluntary fee waivers. See "Management of the Funds."

     Yield information is useful in reviewing each Fund's performance, but because yields will fluctuate, such information may not provide a basis for comparison with domestic bank deposits or other investments which pay a fixed yield for a stated period of time.

     For purposes of comparison, the Funds may, from time to time, quote performance information from IBC/Donoghue's MONEY FUND REPORT of Holliston, Massachusetts 01746. IBC/Donoghue's MONEY FUND AVERAGE is a widely recognized index of money market fund performance. Figures reflect average yields of all taxable money funds included in IBC/Donoghue's index. IBC/Donoghue's U.S. TREASURY & REPO MONEY FUND AVERAGE is a component of this average and reflects average yields of all taxable U.S. Treasury money funds.

     Any fees which may be imposed by Service Organizations directly on their customer accounts for cash management services in connection with investments in the Funds are not reflected in yield figures and any such fees, if charged, will reduce the actual return received by customers on their investments.

ACCOUNT SERVICES

     All transactions in shares of the Funds will be reflected in a statement for each shareholder. In those cases where a Service Organization or its nominee is shareholder of record of shares purchased for its customer, the

Funds have been advised that the statement may be transmitted to the customer at the discretion of the Service Organization.

SHAREHOLDER INQUIRIES

     All shareholder inquiries should be directed to the Funds at 237 Park Avenue, Suite 910, New York, New York 10017.

General and Account Information: (800) 662-8417.

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS OR THEIR DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS OR BY THEIR DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

     SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED, ENDORSED OR OTHERWISE SUPPORTED BY FIRST INTERSTATE BANCORP OR ITS AFFILIATES, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

     AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

INVESTMENT ADVISOR

First Interstate Capital Management, Inc.
7501 East McCormick Parkway
Scottsdale, Arizona 85258


ADMINISTRATOR

The Dreyfus Corporation
200 Park Avenue
New York, New York 10166


DISTRIBUTOR

Pacifica Funds Distributor Inc.
230 Park Avenue
New York, New York 10169


CUSTODIAN

First Interstate Bank of California
707 Wilshire Boulevard
Los Angeles, California 90017


INDEPENDENT AUDITORS

Ernst & Young LLP
787 Seventh Avenue
New York, New York 10019


[PACIFICA LOGO]                      PACPTMMIV-2/96

                          [PACIFICA LOGO]


                          (INSTITUTIONAL SHARES)

                          PACIFICA PRIME MONEY
                          MARKET FUND

                          PACIFICA TREASURY
                          MONEY MARKET FUND


                          PROSPECTUS
                          FEBRUARY 1, 1996
                          As Revised February 9, 1996

                          [FIRST INTERSTATE BANK LOGO]

                    Investment Advisor to The Pacifica Funds

                              PACIFICA FUNDS TRUST
                             (INSTITUTIONAL SHARES)

                   237 PARK AVENUE, NEW YORK, NEW YORK 10017
                        GENERAL AND ACCOUNT INFORMATION:
                                 (800) 662-8417
                  FIRST INTERSTATE CAPITAL MANAGEMENT, INC. --
                               INVESTMENT ADVISOR
                           ("FICM" OR THE "ADVISOR")
                    THE DREYFUS CORPORATION -- ADMINISTRATOR
                             (THE "ADMINISTRATOR")
                 PACIFICA FUNDS DISTRIBUTOR INC. -- DISTRIBUTOR
                       ("PFD INC." OR THE "DISTRIBUTOR")

    Pacifica Funds Trust (the "Trust") is an open-end investment company (a mutual fund) that offers a selection of separate investment portfolios. This Prospectus describes the Institutional Shares of the following two money market funds (the "Funds"):

    - Pacifica Prime Money Market Fund

    - Pacifica Treasury Money Market Fund

    Institutional Shares of the Funds are sold to investors maintaining qualified accounts at bank affiliates of First Interstate Bancorp or other banks or institutions designated by First Interstate Bancorp ("Banks").

    This Prospectus sets forth concisely the information a prospective investor should know before investing in either of the Funds and should be read and retained for future reference. A Statement of Additional Information for the Funds' Service and Institutional Shares (the "SAI") dated February 1, 1996 (which may be revised from time to time), containing additional and more detailed information about the Funds, has been filed with the Securities and Exchange Commission (the "SEC") and is hereby incorporated by reference into this Prospectus. For a free copy, call the telephone number above.
                          ----------------------------

    AN INVESTMENT IN THE FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

    SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FIRST INTERSTATE OR OTHER BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. MUTUAL FUND SHARES INVOLVE CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
 EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
   SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
      PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
        REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                THE DATE OF THIS PROSPECTUS IS FEBRUARY 1, 1996.

                        (Revised as of February 9, 1996)

                               TABLE OF CONTENTS

                                                            PAGE
                                                            ----
FUND EXPENSES............................................     3
FEE TABLE -- INSTITUTIONAL SHARES........................     3
FINANCIAL HISTORY........................................     5
THE FUNDS................................................    10
INVESTMENT POLICIES AND PRACTICES OF THE FUNDS...........    10
DESCRIPTION OF SECURITIES AND INVESTMENT PRACTICES.......    11
INVESTMENT RESTRICTIONS..................................    16
MANAGEMENT OF THE FUNDS..................................    17
HOW TO BUY INSTITUTIONAL SHARES..........................    20
HOW TO EXCHANGE INSTITUTIONAL SHARES.....................    22
HOW TO REDEEM INSTITUTIONAL SHARES.......................    23
DIVIDENDS, DISTRIBUTIONS AND FEDERAL INCOME TAXES........    23
OTHER INFORMATION........................................    25

                                 FUND EXPENSES

     The following table is an estimate of the annual costs and expenses that an investor will incur either directly or indirectly as a shareholder of a Fund's Institutional Shares based upon the Fund's operating expenses for the year ended September 30, 1995, adjusted to reflect current fees and expenses. See "Other Information -- Capitalization."

                       FEE TABLE -- INSTITUTIONAL SHARES

                                                  PRIME     TREASURY
                                                  MONEY      MONEY
                                                  MARKET     MARKET
                                                   FUND       FUND
                                                  ------    --------
SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales Load Imposed on Purchases
     (as a percentage of offering price).......    None       None
  Maximum Sales Load Imposed on Reinvested
     Dividends (as a percentage of offering
     price)....................................    None       None
  Deferred Sales Load (as a percentage of
     redemption proceeds)......................    None       None
  Redemption Fees..............................    None       None
  Exchange Fee.................................    None       None
ANNUAL FUND OPERATING EXPENSES:
  (as a percentage of average net assets)
  Management Fees (after waivers)*.............    0.12%      0.12%
  Other Expenses (after waivers)**.............    0.13       0.13
                                                  ------    --------
TOTAL FUND OPERATING EXPENSES:
  (after waivers)***...........................    0.25%      0.25%
                                                  =====     ======

---------------
  * The investment advisory agreement for the Funds provides for management fees payable at an annual rate of 0.30% of the first $500 million of the average daily net assets of each Fund (considered separately on a Fund-by-Fund basis), 0.25% of the next $500 million of each Fund's average daily net assets, and 0.20% of each Fund's average daily net assets in excess of $1 billion. These amounts may be reduced pursuant to undertakings by the Advisor.

 ** The Funds do not expect to make any payments to Service Organizations with respect to Institutional Shares (otherwise payable at an annual rate of up to 0.25%) for the current fiscal year.

*** Total Fund Operating Expenses (before waivers) would be 0.63% for the Prime Money Market Fund and 0.62% for the Treasury Money Market Fund.

     The purpose of this table is to assist shareholders in understanding the various costs and expenses that an investor in the Funds' Institutional

Shares will bear. The table does not reflect any charges that may be imposed by a First Interstate Bank or other institution directly on their customer accounts in connection with investments in the Funds.

EXAMPLE:(++)

     You would pay the following expenses on a $1,000 investment, assuming (1) 5% gross annual return and (2) redemption at the end of each time period:(++)++

                                                  PRIME     TREASURY
                                                  MONEY      MONEY
                                                  MARKET     MARKET
                                                   FUND       FUND
                                                  ------    --------
1 year.........................................    $  3       $  3
3 years........................................       8          8
5 years........................................      14         14
10 years.......................................      32         32

---------------
 (++) THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES
      WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURN; ACTUAL RETURN MAY BE MORE OR LESS THAN THE ASSUMED AMOUNT.


(++)++ The amount of expenses an Institutional class shareholder would pay without waivers under these assumptions and assuming redemption after one, three, five and ten years would be $6, $20, $35 and $79, respectively, for the Prime Money Market Fund and $6, $20, $35 and $77, respectively, for the Treasury Money Market Fund.

                               FINANCIAL HISTORY


     The financial data shown below is to assist investors in evaluating the performance of the Funds for each of the ten years in the period ended September 30, 1995. The following information for the year ended September 30, 1995 and the six-months ended September 30, 1994 has been audited by Ernst & Young LLP, the Funds' current independent auditors, whose report on the financial statements appears in the 1995 Annual Report to Shareholders for the Funds. Their report and the financial statements are incorporated by reference into the SAI. The following information for each of the four years in the period ended March 31, 1994 has been audited by the Funds' former independent accountants. Prior to August 11, 1995, the Funds offered only one class of shares to institutional investors, which class is now known as Service Shares. The Funds currently offer three classes of shares to institutional and non-institutional investors. Contained below is the financial data for Institutional Shares of each Fund for the period from August 11, 1995 to September 30, 1995. The financial data shown below for each of the ten years in the period ended September 30, 1995 pertains to the Service Shares of the Funds, which are not offered through this Prospectus. See "Other Information -- Capitalization."

                            PRIME MONEY MARKET FUND*

                                                                         SERVICE SHARES
                                  --------------------------------------------------------------------------------------------
                                                                  FISCAL YEAR ENDED MARCH 31,
                                  --------------------------------------------------------------------------------------------
                                    1986        1987        1988        1989        1990        1991        1992        1993
                                  --------    --------    --------    --------    --------    --------    --------    --------
PER SHARE DATA:
Net asset value, beginning of
 year..........................   $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $  .9997
                                  --------    --------    --------    --------    --------    --------    --------    --------
INVESTMENT OPERATIONS:
 Investment income -- net......      .0754       .0581       .0634       .0764       .0849       .0745       .0510       .0327
 Net realized gain (loss) on
   investments.................         --          --          --          --          --          --      (.0003)      .0001
                                  --------    --------    --------    --------    --------    --------    --------    --------
   TOTAL FROM INVESTMENT
    OPERATIONS.................      .0754       .0581       .0634       .0764       .0849       .0745       .0507       .0328
                                  --------    --------    --------    --------    --------    --------    --------    --------
DISTRIBUTIONS:
 Dividends from investment
   income -- net...............     (.0754)     (.0581)     (.0634)     (.0764)     (.0849)     (.0745)     (.0510)     (.0327)
                                  --------    --------    --------    --------    --------    --------    --------    --------
 Net asset value, end of
   year........................   $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000    $  .9997    $  .9998
                                  ========    ========    ========    ========    ========    ========    ========    ========
   TOTAL INVESTMENT RETURN.....      7.80%       5.97%       6.50%       7.88%       8.82%       7.72%       5.22%       3.32%
RATIOS/SUPPLEMENTAL DATA:
 Ratio of expenses to average
   net assets..................       .66%(3)     .68%(4)     .58%(5)     .56%(5)     .54%(6)     .47%(7)     .43%(8)     .41%(9)
 Ratio of net investment income
   to average net assets.......      7.47%(3)    5.81%(4)    6.38%(5)    7.58%(5)    7.95%(6)    7.38%(7)    5.09%(8)    3.27%(9)
 Net Assets, end of year (000's
   Omitted)....................   $350,344    $407,815    $628,987    $496,675    $493,641    $543,834    $528,397    $468,479

                                                                               INSTITUTIONAL
                                               SERVICE SHARES                      SHARES
                                 ------------------------------------------    -------------
                                              SIX MONTHS       FISCAL YEAR      FISCAL YEAR
                                                 ENDED            ENDED            ENDED
                                             SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                   1994         1994**            1995            1995(1)
                                 --------    -------------    -------------    -------------
PER SHARE DATA:
Net asset value, beginning of
 year..........................  $  .9998      $   .9998        $   .9998         $ 1.000
                                 --------    -------------    -------------        ------
INVESTMENT OPERATIONS:
 Investment income -- net......     .0296          .0185            .0546           .0079
 Net realized gain (loss) on
   investments.................        --             --               --              --
                                 --------    -------------    -------------        ------
   TOTAL FROM INVESTMENT
    OPERATIONS.................     .0296          .0185            .0546           .0079
                                 --------    -------------    -------------        ------
DISTRIBUTIONS:
 Dividends from investment
   income -- net...............    (.0296)        (.0185)          (.0546)         (.0079)
                                 --------    -------------    -------------        ------
 Net asset value, end of
   year........................  $  .9998      $   .9998        $   .9998         $ 1.000
                                 ========    ============     ============     ============
   TOTAL INVESTMENT RETURN.....     3.00%          3.71%(2)         5.60%           5.65%(2)
RATIOS/SUPPLEMENTAL DATA:
 Ratio of expenses to average
   net assets..................      .41%(10)        .41%(2)(11)     .41%(12)        .26%(2)(13)
 Ratio of net investment income
   to average net assets.......     2.96%(10)       3.67%(2)(11)    5.47%(12)       5.67%(2)(13)
 Net Assets, end of year (000's
   Omitted)....................  $527,599      $ 565,305        $ 614,101         $30,606

                                                        (footnotes on next page)

(footnotes from previous page)
---------------
  * The Prime Money Market Fund operated as Pacific American Liquid Assets, Inc. from commencement of operations on April 30, 1981 until it was reorganized as a portfolio of Pacific American Fund on October 1, 1985. On October 1, 1994, the Fund was reorganized as the "Pacific American Money Market Portfolio," a portfolio of Pacifica Funds Trust. In July 1995, the Fund was renamed the "Pacifica Prime Money Market Fund."

 ** On October 1, 1994, the Fund's fiscal year end changed from March 31 to September 30.

 (1) From August 11, 1995 (commencement of initial offering) to September 30, 1995.

 (2) Annualized basis.

 (3) During the year ended March 31, 1986, the Fund's investment advisor waived a portion of its fees (.13% of average net assets).

 (4) During the year ended March 31, 1987, the Fund's investment advisor waived a portion of its fees (.25% of average net assets). In addition, during the period from January 1, 1987 to March 31, 1987, the Fund's investment advisor waived an additional portion of its fees (.02% of average net assets).

 (5) During the years ended March 31, 1988 and 1989, the Fund's investment advisor waived a portion of its fees (.35% and .34% of average net assets, respectively.)

 (6) During the year ended March 31, 1990, the Fund's investment advisor and the Fund's prior distributor waived a portion of their respective fees (.36% of average net assets).

 (7) During the year ended March 31, 1991, the Fund's investment advisor and the Fund's Service Organizations waived a portion of their respective fees (.47% of average net assets).

 (8) During the year ended March 31, 1992, the Fund's investment advisor and the Fund's Service Organizations waived a portion of their respective fees (.48% of average net assets).

 (9) During the year ended March 31, 1993, the Fund's investment advisor and the Fund's Service Organizations waived a portion of their respective fees (.48% of average net assets).

(10) During the year ended March 31, 1994, the Fund's investment advisor and the Fund's Service Organizations waived a portion of their respective fees (.48% of average net assets).

(11) During the six month period ended September 30, 1994, the Fund's investment advisor and the Fund's Service Organizations waived a portion of their respective fees (.48% (annualized) of average net assets).

(12) During the year ended September 30, 1995, the Fund's investment advisor and the Fund's Service Organizations waived a portion of their respective fees (.27% of average net assets).

(13) During the year ended September 30, 1995, the Fund's investment advisor and the Fund's Service Organizations waived a portion of their respective fees (.43% (annualized) of average net assets).

                          TREASURY MONEY MARKET FUND*

                                                    SERVICE SHARES
                --------------------------------------------------------------------------------------
                                             FISCAL YEAR ENDED MARCH 31,
                --------------------------------------------------------------------------------------
                 1986(1)           1987            1988            1989          1990          1991
                ---------        ---------       ---------       ---------     ---------     ---------
PER SHARE DATA:
 Net asset
   value,
   beginning of
   year......... $  1.0000       $  1.0000       $  1.0000       $  1.0000     $  1.0000     $  1.0000
                ---------        ---------       ---------       ---------     ---------     ---------
INVESTMENT
 OPERATIONS:
 Investment
income -- net...     .0353           .0550           .0604           .0743         .0827         .0716
 Net realized
   gain (loss)
   on
  investments...        --              --              --              --            --         .0003
                ---------        ---------       ---------       ---------     ---------     ---------
   TOTAL FROM
    INVESTMENT
   OPERATIONS...     .0353           .0550           .0604           .0743         .0827         .0719
                ---------        ---------       ---------       ---------     ---------     ---------
DISTRIBUTIONS:
 Dividends from
   investment
income -- net...    (.0353)         (.0550)         (.0604)         (.0743)       (.0827)       (.0716)
 Dividends from
   net realized
   gain on
   investment...        --              --              --              --            --        (.0002)
                ---------        ---------       ---------       ---------     ---------     ---------
   TOTAL
DISTRIBUTIONS...    (.0353)         (.0550)         (.0604)         (.0743)       (.0827)       (.0718)
                ---------        ---------       ---------       ---------     ---------     ---------
 Net asset
   value, end of
   year......... $  1.0000       $  1.0000       $  1.0000       $  1.0000     $  1.0000     $  1.0001
                 ========         ========        ========         =======       =======      ========
   TOTAL
    INVESTMENT
    RETURN......     7.18%(3)        5.64%           6.20%           7.63%         8.58%         7.42%
RATIOS/SUPPLEMENTAL
 DATA:
 Ratio of
   expenses to
   average net
   assets.......      .80%(3)(4)      .69%(5)         .69%(6)         .63%(7)       .56%(8)       .48%(9)
 Ratio of net
   investment
   income to
   average net
   assets.......     6.91%(3)(4)     5.50%(5)        6.12%(6)        7.36%(7)      7.73%(8)      7.10%(9)
 Net Assets, end
   of year
   (000's
   Omitted)..... $ 123,243       $ 134,375       $ 101,066       $  90,672     $  98,398     $ 118,623

                                                                                            INSTITUTIONAL
                                            SERVICE SHARES                                   SHARES
                --------------------------------------------------------------------        ---------
                                                             SIX            FISCAL           FISCAL
                                                           MONTHS            YEAR             YEAR
                                                            ENDED            ENDED            ENDED
                     FISCAL YEAR ENDED MARCH 31,          SEPTEMBER        SEPTEMBER        SEPTEMBER
                -------------------------------------        30,              30,              30,
                  1992          1993          1994         1994**            1995            1995(2)
                ---------     ---------     ---------     ---------        ---------        ---------
PER SHARE DATA:
 Net asset
   value,
   beginning of
   year.........$  1.0001     $   .9999     $  1.0001     $ 1.0000         $ 1.0000         $ 1.0000
                ---------     ---------     ---------     ---------        ---------        ---------
INVESTMENT
 OPERATIONS:
 Investment
income -- net...    .0489         .0309         .0277        .0186            .0529            .0077
 Net realized
   gain (loss)
   on
  investments...    .0002         .0002            --           --               --               --
                ---------     ---------     ---------     ---------        ---------        ---------
   TOTAL FROM
    INVESTMENT
   OPERATIONS...    .0491         .0311         .0277        .0186            .0529            .0077
                ---------     ---------     ---------     ---------        ---------        ---------
DISTRIBUTIONS:
 Dividends from
   investment
income -- net...   (.0489)       (.0309)       (.0277)      (.0186)          (.0529)          (.0077)
 Dividends from
   net realized
   gain on
   investment...   (.0004)           --        (.0001)          --               --               --
                ---------     ---------     ---------     ---------        ---------        ---------
   TOTAL
DISTRIBUTIONS...   (.0493)       (.0309)       (.0278)      (.0186)          (.0529)          (.0077)
                ---------     ---------     ---------     ---------        ---------        ---------
 Net asset
   value, end of
   year.........$   .9999     $  1.0001     $  1.0000     $ 1.0000         $ 1.0000         $ 1.0000
                 ========      ========      ========     ============     ============     ============
   TOTAL
    INVESTMENT
    RETURN......    5.03%         3.13%         2.81%        3.75%(3)         5.42%            5.51%(3)
RATIOS/SUPPLEMEN
 DATA:
 Ratio of
   expenses to
   average net
   assets.......     .45%(10)      .43%(11)      .43%(12)     .43%(3)(13)      .42%(14)         .26%(3)(15)
 Ratio of net
   investment
   income to
   average net
   assets.......    4.73%(10)     3.04%(11)     2.77%(12)    3.72%(3)(13)     5.32%(14)       5.42%(3)(15)
 Net Assets, end
   of year
   (000's
   Omitted).....$ 281,343     $ 614,237     $ 654,950     $690,630         $1,001,707       $ 36,443

                                                        (footnotes on next page)

(footnotes from previous page)
---------------
  * Prior to August 1, 1990, the Treasury Money Market Fund was known as the Short-Term Government Fund and invested in obligations issued or guaranteed by agencies and instrumentalities of the U.S. Government in accordance with fundamental policies that were then effective for the Fund. The Treasury Money Market Fund operated as a portfolio of Pacific American Fund through October 1, 1994 when it was reorganized as the "Pacific American U.S. Treasury Portfolio," a portfolio of Pacifica Funds Trust. In July 1995, the Fund was renamed the "Pacifica Treasury Money Market Fund."

 ** On October 1, 1994, the Fund's fiscal year end changed from March 31 to September 30.

 (1) From October 1, 1985 (commencement of operations) to March 31, 1986.

 (2) From August 11, 1995 (commencement of initial offerings) to September 30, 1995.

 (3) Annualized basis.

 (4) During the period from October 1, 1985 (Commencement of Operations) to March 31, 1986, the Fund's investment advisor waived a portion of its fees (.25% (annualized) of average net assets).

 (5) During the year ended March 31, 1987, the Fund's investment advisor waived a portion of its fees (.25% of average net assets). In addition, during the period from January 1, 1987 to March 31, 1987, the Fund's investment advisor and the Fund's prior distributor waived a portion of their respective fees (.09% of average net assets).

 (6) During the year ended March 31, 1988, the Fund's investment advisor and the Fund's prior distributor waived a portion of their respective fees (.36% of average net assets).

 (7) During the year ended March 31, 1989, the Fund's investment advisor waived a portion of its fees (.35% of average net assets).

 (8) During the year ended March 31, 1990, the Fund's investment advisor and the Fund's prior distributor waived a portion of their respective fees (.41% of average net assets).

 (9) During the year ended March 31, 1991, the Fund's investment advisor and the Fund's Service Organizations waived a portion of their respective fees (.46% of average net assets).

(10) During the year ended March 31, 1992, the Fund's investment advisor and the Fund's Service Organizations waived a portion of their respective fees (.48% of average net assets).

(11) During the year ended March 31, 1993, the Fund's investment advisor and the Fund's Service Organizations waived a portion of their respective fees (.48% of average net assets).

(12) During the year ended March 31, 1994, the Fund's investment advisor and the Fund's Service Organizations waived a portion of their respective fees (.47% of average net assets).

(13) During the six month period ended September 30, 1994, the Fund's investment advisor and the Fund's Service Organizations waived a portion of their respective fees (.47% (annualized) of average net assets).

(14) During the year ended September 30, 1995, the Fund's investment advisor and Fund's Service Organizations waived a portion of their respective fees (.24% of average net assets).

(15) During the year ended September 30, 1995, the Fund's investment advisor and the Fund's Service Organizations waived a portion of their respective fees (.43% (annualized) of average net assets).

                                   THE FUNDS

     The Funds are portfolios of Pacifica Funds Trust, a business trust organized under the laws of the Commonwealth of Massachusetts as an open-end, management investment company. The Trust's Board of Trustees oversees the overall management of the Funds and elects the officers of each Fund.

                 INVESTMENT POLICIES AND PRACTICES OF THE FUNDS

     Each Fund seeks to maintain a net asset value of $1.00 per share. Their assets consist only of obligations with remaining maturities (as defined by the SEC) of 13 months or less at the date of acquisition, and the dollar-weighted average maturity of each Fund's investments is 90 days or less. There can be no assurance that each Fund's investment objective as described below will be achieved or that the Funds will be able to maintain a net asset value of $1.00 per share.

     The Prime Money Market Fund's investment objective is to seek the maximization of current income to the extent consistent with the preservation of capital and maintenance of liquidity. To achieve its objective the Prime Money Market Fund may invest in a broad range of short-term, high quality U.S. dollar-denominated instruments, consisting of commercial paper, certificates of deposit, bankers' acceptances, time deposits, bank notes, variable rate master demand note agreements, medium-term notes, corporate notes, U.S. Agency obligations and U.S. Treasury obligations. The Prime Money Market Fund also invests in repurchase agreements collateralized or secured by U.S. Agency obligations and U.S. Treasury obligations.

     The Treasury Money Market Fund's investment objective is to seek current income and stability of principal. To achieve its objective, the Treasury Money Market Fund's fundamental policy is to invest only in obligations issued or guaranteed by the U.S. Treasury and in notes and other instruments, including repurchase agreements, collateralized or secured by such obligations. The Funds' investment objectives, and the Treasury Money Market Fund's fundamental policy stated above, may not be changed without the vote of a majority of the outstanding shares of the particular Fund.

     Each Fund will purchase only "First Tier Eligible Securities" (as defined by the SEC) that present minimal credit risks as determined by FICM pursuant to guidelines approved by the Trust's Board of Trustees. First Tier Eligible Securities consist of (i) securities that either (a) have short-term debt ratings at the time of purchase in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if the security was rated by only one NRSRO), or (b) are issued by issuers with such ratings, and (ii) certain securities that are unrated (including securities of issuers that have long-term but not short-term ratings) but are of comparable quality as determined in accordance with guidelines approved by the Board of Trustees. The Appendix to the SAI includes a description of applicable NRSRO ratings.

     The types of securities and investment practices used by the Funds are described in greater detail below under "Description of Securities and Investment Practices."

                         DESCRIPTION OF SECURITIES AND
                              INVESTMENT PRACTICES

INFORMATION FOR BOTH FUNDS

     The Treasury Money Market Fund may invest only in obligations issued or guaranteed by the U.S. Treasury such as bills, notes, bonds and certificates of indebtedness, and in notes and repurchase agreements collateralized or secured by such obligations. These obligations may also include U.S. Treasury STRIPS (U.S. Treasury securities that have been separated into their component parts of principal and interest payments and recorded as such in the Federal Reserve book-entry record keeping system). The Prime Money Market Fund may invest in U.S. Treasury obligations, as well as in obligations of agencies and instrumentalities of the U.S. Government. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, such as Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrow from the U.S. Treasury; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as some obligations issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. While the U.S. Government provides financial support to these latter U.S. Government-sponsored agencies and instrumentalities, no assurance can be given that it will always do so since such support is not required by law. The Prime Money Market Fund will invest in such securities only when FICM is satisfied that the credit risk with respect to the issuer is minimal.

     Each Fund may engage in repurchase agreements with financial institutions such as banks or broker-dealers. In these transactions, a Fund buys a security at one price and simultaneously promises to sell that same security back to the seller at a higher price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and sub-custodians and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. The repurchase date is generally within seven days of the original purchase, but in no event more than 365 days. In all cases, FICM must be satisfied with the creditworthiness of the other party to the agreement before entering into a repurchase agreement. In the event of the bankruptcy or default of the other party to a repurchase agreement, the Fund could experience delays and costs in recovering its cash. To the extent that, in the meantime, the value of the securities purchased may have decreased, the Fund could experience a loss. Repurchase agreements may be considered to be loans by the Fund under the Investment Company Act of 1940, as amended (the "1940 Act").

     Securities purchased by a Fund may include variable and floating rate instruments, which may have a stated maturity in excess of the Fund's maturity limitations but are deemed to have shorter maturities because the Fund can demand payment of the principal of the instrument at least once every thirteen months upon not more than thirty days' notice (this demand feature is not required if an instrument is guaranteed by the U.S. Government or an agency or instrumentality thereof). These instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market with respect to a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to a Fund will approximate their par value. Illiquid variable and floating rate instruments (instruments which are not payable upon seven days notice and do not have an active trading market) that are acquired by a Fund are subject to the percentage limitations described below.

     Each Fund will not knowingly invest more than 10% of the value of its net assets in securities that are illiquid. Repurchase agreements that do not provide for payment to a Fund within seven days after notice, and securities that are not registered under the Securities Act of 1933 but that may be purchased by institutional buyers under Rule 144A, are subject to this 10% limit (unless, in the case of the Prime Money Market Fund, such securities are variable amount master demand notes with maturities of nine months or less or unless the Board or FICM, pursuant to guidelines adopted by the Board, determines that a liquid trading market exists).

     Each Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. The Funds may also purchase or sell securities on a "delayed settlement" basis. When-issued and forward commitment transactions, which involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit the Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. Delayed settlement describes settlement of a securities transaction in the secondary market which will occur sometime in the future. When-issued, forward commitment and delayed settlement transactions involve the risk, however, that the yield or price obtained in a transaction may be less favorable than the yield or price available in the market when the securities delivery takes place. A Fund's forward commitments, when-issued purchases and delayed settlements are not expected to exceed 25% of the value of the Fund's total assets absent unusual market conditions. The Funds do not intend to engage in these transactions for speculative purposes but only in furtherance of their investment objectives.

     Each Fund may borrow monies for temporary purposes by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions and agree to repurchase them at an agreed upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets or high grade debt securities having a value equal to or greater than the repurchase price and FICM will continuously monitor the account to ensure that the value is maintained. A Fund would only enter into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. Reverse repurchase agreements involve the risk that the market value of the portfolio securities sold by a Fund may decline below the price of the securities the Fund is obligated to repurchase. Interest paid by a Fund in connection with a reverse repurchase agreement will reduce the Fund's net investment income. The Funds currently intend to limit their investments in reverse repurchase agreements to no more than 20% of their total asset and will only engage in such transactions with primary dealers. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

     The Funds may attempt to increase yields by trading to take advantage of short-term market variations. This policy could result in high portfolio turnover, but should not adversely affect the Funds since they do not ordinarily pay brokerage commissions on the purchase of short-term debt obligations.

     In connection with the management of their daily cash positions, each Fund may invest up to 10% of its assets in securities issued by other investment companies which invest in short-term, high-quality debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method of valuation. The Treasury Money Market Fund may only invest in shares of other investment companies that are structured to seek a similar investment objective. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses including advisory fees. These expenses would be in addition to the advisory fees and other expenses the Fund bears directly in connection with its own operations. Securities of other investment companies will be acquired by the Funds within the limits prescribed by the 1940 Act.

ADDITIONAL PORTFOLIO INFORMATION FOR PRIME MONEY MARKET FUND

     In addition to the types of instruments described above, the Prime Money Market Fund may purchase U.S. dollar-denominated bank obligations such as time deposits, certificates of deposit, bankers' acceptances, bank notes and deposit notes issued by domestic and foreign banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time normally at a stated interest rate. Certificates of deposit are certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Bankers acceptances are negotiable deposits or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank (meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument at maturity). Bank notes usually represent senior debt of the bank.

     The Prime Money Market Fund may also purchase commercial paper, short-term notes, medium-term notes and bonds issued by domestic and foreign corporations that meet the Fund's maturity limitations.

     Commercial paper purchased by the Fund may include paper issued in reliance on the so-called "private placement" exemption under Sec-tion 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws and generally is sold to institutional investors such as the Fund that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers that make a market in
Section 4(2) paper. Section 4(2) paper will not be subject to the Fund's 10% limitation on illiquid securities described above where the Board of Trustees or FICM (pursuant to guidelines adopted by the Board) determines that a liquid trading market exists.

     The Prime Money Market Fund may also lend its portfolio securities in order to increase income to broker-dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned plus accrued interest. Collateral for such loans may include cash, U.S. Treasury securities or other U.S. government securities or an irrevocable letter of credit issued by a bank which meets the investment standards of the Fund. Such loans will not be made if, as a result, the aggregate of all outstanding loans of the Fund exceeds one-third of the value of its total assets. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.

     The Prime Money Market Fund may also invest in U.S. dollar denominated obligations issued or guaranteed by foreign governments or any of their political subdivisions, agencies or instrumentalities. Such obligations include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples of these include the International Bank for Reconstruction and Development (the "World Bank"), the Asian Development Bank and the InterAmerican Development Bank.

     The Prime Money Market Fund may purchase asset-backed securities, which are securities backed by mortgages, installment sales contracts, credit card receivables or other assets. The average life of asset-backed securities varies with the maturities of the underlying instruments, and the average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of mortgage prepayments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the securities' total return may be difficult to predict precisely. Such difficulties are not, however, expected to have a significant effect on the Fund since the remaining maturity of any asset-backed security acquired will be thirteen months or less. Asset-backed securities purchased by the Fund may include collateralized mortgage obligations ("CMOs") issued by private companies.

     Since the Prime Money Market Fund may purchase securities issued by foreign issuers, the Fund may be subject to investment risks that are different in some respects from those incurred by a fund which invests exclusively in debt obligations of domestic issuers. Such potential risks include future political and economic developments, the possible imposition of withholding taxes on interest income payable on the securities by the particular country in which the issuer is located, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities. In addition, foreign banks and other issuers are not necessarily subject to the same regulatory requirements that apply to domestic issuers (such as reserve requirements, loan limitations, examinations, accounting, auditing and recordkeeping requirements, and public availability of information), and the Fund may experience difficulties in obtaining or enforcing a judgment against a foreign issuer. Absent any unusual market conditions, the Fund will not invest more than 25% of its total assets in securities issued by foreign issuers.

                            INVESTMENT RESTRICTIONS

     Each Fund has adopted certain fundamental investment restrictions that may be changed only with the approval of a majority of the outstanding shares of the Fund. The following descriptions summarize several of the Funds' fundamental investment restrictions, which are set forth in full in the SAI.

Neither Fund may:

     1. purchase securities (with certain exceptions including U.S. Treasury securities) if more than 5% of its total assets will be invested in the securities of any one issuer, except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation; and

     2. invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry

        (with certain exceptions including U.S. Government securities and, with respect to the Prime Money Market Fund, the obligations of U.S. banks and certain U.S. branches of foreign banks).

     These investment restrictions are applied at the time investment securities are purchased. As a matter of non-fundamental policy and in accordance with the current regulations of the SEC, the Prime Money Market Fund intends to limit its investments in the obligations of any one non-U.S. governmental issuer to not more than 5% of its total assets at the time of purchase, provided that the Prime Money Market Fund may invest up to 25% of its assets in the obligations of one non-U.S. governmental issuer for a period of up to three business days.

                            MANAGEMENT OF THE FUNDS

     The business and affairs of each Fund are managed under the direction of the Board of Trustees. Information about the Trustees, as well as the Funds' executive officers, may be found in the SAI under the heading "Trustees and Officers."

ADVISOR

     First Interstate Capital Management, Inc. serves as the Funds' investment advisor. FICM is an indirect wholly-owned subsidiary of First Interstate Bancorp, a publicly-held, multi-state bank holding company.

     FICM supervises and assists in the overall management of the Funds' affairs pursuant to an Investment Advisory and Management Agreement, subject to the overall authority of the Board of Trustees. These management responsibilities include, among other things, making decisions and placing orders for all purchases and sales of the Funds' investment securities, furnishing economic and statistical information as requested by the Board of Trustees, and monitoring the Funds' arrangements with Service Organizations. Under its Agreement, FICM is entitled to a fee, computed daily and payable monthly, at the annual rate of 0.30% of the first $500 million of the average daily net assets of each Fund (considered separately on a Fund-by-Fund basis), 0.25% of the next $500 million of each Fund's average daily net assets, and 0.20% of each Fund's average daily net assets in excess of $1 billion. The advisory fee FICM receives may be reduced in some cases by the amount paid to the Funds' Service Organizations (see "Servicing Agreements" below), and FICM may voluntarily waive an additional portion of the advisory fee payable by the Funds from time to time. The annualized effective rates of the advisory fees paid by the Prime Money Market Fund and the Treasury Money Market

Fund were (after fee reductions and waivers) 0.12% and 0.13%, respectively, of the average net assets of the Funds for the fiscal year ended September 30, 1995.

     FICM maintains offices at 7501 East McCormick Parkway, Scottsdale, Arizona 85258.

     On January 24, 1996, First Interstate Bancorp signed a definitive merger agreement to merge with Wells Fargo & Company ("Wells Fargo"), a publicly-held bank holding company with its head office at 420 Montgomery Street, San Francisco, California 94104. The merger is conditioned upon, among other things, certain regulatory approvals. Upon completion of the merger, currently expected to occur during the second quarter of 1996, FICM will be wholly-owned by Wells Fargo, and the existing investment advisory agreement between the Trust and FICM will automatically terminate. It is contemplated that an application will be filed with the Securities and Exchange Commission to ensure there is no disruption as a result of the merger in the provision of investment advisory services to the Funds, and that a meeting of shareholders will be held not later than 120 days after the merger to approve ongoing investment advisory arrangements for the Funds.

ADMINISTRATOR

     The Dreyfus Corporation, located at 200 Park Avenue, New York, New York 10166, was formed in 1947. The Administrator, as of November 30, 1995, managed or administered approximately $83 billion in assets for more than 1.7 million investor accounts nationwide. Pursuant to its Administration Agreement with the Funds, the Administrator supplies office facilities; provides statistical and research data, data processing services, clerical, accounting and bookkeeping services, internal auditing and legal services, and internal executive and administrative services; prepares reports to shareholders; prepares reports to and filings with the SEC and state securities authorities; prepares tax returns; calculates the net asset value of each Fund's shares and dividends and capital gains distributions to shareholders; and generally assists in all aspects of the Funds' operations (except with respect to investment management services). For its administrative services for the fiscal year ended September 30, 1995, the Administrator received a fee from each Fund at the annual rate of 0.10% of each Fund's average daily net assets. From time to time, the Administrator may waive all or a portion of its fees with respect to a Fund.

DISTRIBUTOR

     Pacifica Funds Distributor Inc., located at 230 Park Avenue, New York, New York 10169, acts as distributor for the Funds. PFD Inc. is an affiliate of Furman Selz LLC ("Furman Selz") and was organized specifically to distribute shares of the Trust; however, offers and sales of shares of the Trust will be made only through Furman Selz or other registered (or exempt) dealers.

CUSTODIAN

     First Interstate Bank of California ("FICAL") is the Funds' Custodian and receives fees for its custodial services as described in the SAI. FICAL maintains offices at 707 Wilshire Blvd., Los Angeles, California 90017.

TRANSFER AND DIVIDEND DISBURSING AGENT

     Furman Selz serves as the Fund's Transfer and Dividend Disbursing Agent. Furman Selz maintains offices at 230 Park Avenue, New York, New York 10169.

SERVICING AGREEMENTS

     Although the Funds do not expect to do so during the current fiscal year, the Funds may enter into Servicing Agreements with certain banks and other institutions that are record shareholders of the Funds' Institutional Shares ("Service Organizations"). The Service Organizations would render support services to their customers ("Customers"), who are the beneficial owners of Institutional Shares, in consideration of the Funds' payment (on an annualized basis) of up to 0.25% of the average daily net asset value of the Institutional Shares held by the Service Organizations for the benefit of their Customers. From time to time, the Service Organizations may waive all or a portion of their fees with respect to Institutional Shares of a Fund. FICM, FICAL and their affiliates are eligible to become Service Organizations and receive fees under Servicing Agreements. Such services, which are described more fully in the SAI, include aggregating and processing purchase and redemption requests for Fund shares from Customers and placing net purchase and redemption orders with the Distributor, processing dividend payments from the Funds on behalf of Customers, providing information periodically to Customers showing their positions in Fund shares, and providing sub-accounting with respect to Fund shares beneficially owned by Customers or the information necessary for sub-accounting. FICM intends to waive a portion of the advisory fee otherwise payable by a Fund on assets invested by Customers of Service Organizations to the extent that the investment advisory fees paid by a Fund to FICM plus the fees paid by the Fund to Service Organizations exceed the annual rate of 0.50% of the Fund's average daily net assets.

BANKING LAWS

     Banking laws and regulations presently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any non-bank affiliate thereof from sponsoring, organizing, controlling, or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but do not prohibit such a holding company or affiliate, or banks generally, from acting as investment advisor, transfer agent, or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of Customers. FICM and FICAL and certain of the Service Organizations are subject to such banking laws and regulations.

     In the event of changes in federal or state statutes or regulations or in interpretations or decisions pertaining to permissible activities by banks, FICM and FICAL or certain of the Service Organizations could be prevented from continuing their arrangements with the Funds; however, in such an event it is expected that the Funds' Board of Trustees would make other arrangements and shareholders would not suffer adverse financial consequences.

                        HOW TO BUY INSTITUTIONAL SHARES

     Institutional Shares of each Fund are sold to Customers of affiliate, franchise or correspondent banks of First Interstate Bancorp and other selected institutions (the "Banks"). Clients of a Bank's trust division, as well as individuals, corporations, partnerships and other businesses which maintain qualified accounts at a Bank (including Individual Retirement and Keogh Plan accounts) may invest in the Funds. Investors purchasing Fund shares may include officers, directors or employees of a Bank.

     All Institutional Share purchases are effected through Customers' accounts at their Banks. Differing types of Bank accounts may from time to time purchase Institutional Shares, including discretionary and non-discretionary personal and other trust accounts, managing agency accounts and custodian accounts. The Funds have no minimum investment requirement, although the Banks may impose account minimums in connection with investments in the Funds.

     Institutional Shares are purchased through procedures established in connection with the requirements of such Bank accounts. These procedures may include instructions under which a Customer's account is "swept" automatically, usually not less frequently than weekly, and amounts (federal funds) in excess of a minimum balance agreed to by the Bank and the Customer are invested in Institutional Shares of one or both of the Funds as directed by the Customer. The Funds expect that Banks will transmit orders for the purchase of Institutional Shares arising from automatic investment programs the same day as the "excess" balances are swept. Depending upon the terms of the particular account, a Bank may charge a Customer's account fees for the automatic sweep and other cash management services provided, including, for example, account maintenance fees, compensating balance requirements, or fees based upon account transactions, assets, or income. Banks are responsible for providing information concerning these services and their charges to their Customers prior to any purchase of Institutional Shares, and an investor should read this Prospectus in light of the terms of the investor's Bank account before investing.

     Institutional Shares normally will be registered in the name of a Bank or a nominee of a Bank. The Bank will receive a written statement at least monthly of each purchase or redemption of shares. Beneficial ownership of Institutional Shares will be recorded by the Banks and reflected in the account statements provided by such Banks to their Customers at such times as the Banks may determine.

     It is the responsibility of the Banks to transmit orders for purchases of Institutional Shares by their Customers to the Transfer Agent, and for the Banks to deliver required funds on a timely basis. Each Fund's Institutional Shares are sold on a continuous basis, without a sales charge imposed by the Funds, at the per share net asset value next determined after federal funds (which are held on deposit at a Federal Reserve Bank) are received by the Funds. The net asset value per share ("NAV") for each Fund is calculated daily at 12:00 noon, Pacific time, on days when the Funds are open for business (i.e., days on which the San Francisco branch of the Federal Reserve Bank, FICAL as the Funds' Custodian and, in the case of the Treasury Money Market Fund, the New York Stock Exchange are open).

     The NAV of the Institutional Shares of the Funds is computed by dividing the value of a Fund's assets allocated to its Institutional Shares, less the liabilities charged to that class, by the total number of outstanding shares of that class. Each Fund uses the amortized cost method of valuing its securities. This technique involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument.

     Federal regulations generally require that investors provide a certified Taxpayer Identification Number ("TIN") upon opening an account. See "Dividends, Distributions and Federal Income Taxes" for further information concerning this requirement. Failure to furnish a certified TIN could subject the investor to a $50 penalty by the Internal Revenue Service (the "IRS"). In the interest of economy and convenience, certificates for Fund shares will not be issued. Shareholder inquiries and further information regarding purchases of Fund shares or the names of participating Banks may be obtained by calling (800) 662-8417.

     The Funds reserve the right to reject any purchase order.

                      HOW TO EXCHANGE INSTITUTIONAL SHARES

     Each Fund's Institutional Shares may be exchanged without cost for Institutional Shares in another investment portfolio of the Trust. Exchange requests may be made by a Customer to the Customer's Bank in accordance with the procedures or instructions specified by the Bank. Consult your Bank for the proper procedure to be followed. Banks will be responsible for transmitting exchange requests from their Customers to the Funds. Exchanges will be made by the Funds following the receipt by its Transfer Agent of an exchange request from a Bank.

     An exchange involves a redemption of all or a portion of the Institutional Shares in one Fund and the investment of the redemption proceeds in Institutional Shares of the other Fund. The redemption will be made at the per share NAV of the Institutional Shares to be redeemed next determined after the exchange request is received and accepted by the Funds' Transfer Agent. The Institutional Shares of the Fund to be acquired will be purchased at the NAV of those shares next determined after acceptance of the purchase order by the Transfer Agent, in accordance with the Funds' customary policy for accepting investments.

     In addition, Institutional Shares of a Fund may be exchanged for Investor Shares of the same Fund in connection with the distribution of assets held in a qualified trust, agency or custodial account maintained with the trust department of a First Interstate or other bank, trust company or thrift institution, or in other cases where Institutional Shares are not held in such qualified accounts. Similarly, Investor Shares may be exchanged for Institutional Shares of the same Fund if the shares are to be held in such a qualified trust, agency or custodial account. These exchanges are made without a sales charge at the net asset value of the respective share classes.

     Bank Customers may find the exchange privilege useful if their investment objectives or market outlook should change. Before making an exchange request, please obtain and read the current prospectus for the Funds.

                       HOW TO REDEEM INSTITUTIONAL SHARES

     A Customer may redeem all or part of the value of the Customer's Institutional Shares in accordance with instructions and limitations pertaining to the account at the Customer's Bank. Consult your Bank for the appropriate procedures to be followed.

     All redemption requests properly received by Furman Selz as the Funds' Transfer Agent from a Bank prior to 12:00 noon, Pacific time, on a day the Funds are open for business, are effected at the next determined NAV calculated that day. If the redemption request is received at or after 12:00 noon, Pacific time, Institutional Shares will be redeemed at their next determined NAV the next business day. It is the responsibility of Banks to transmit redemption orders on a timely basis in accordance with their agreements with Customers.

     The Funds ordinarily will transmit payment for all Institutional Shares redeemed within two business days after receipt of a redemption request in proper form, but in any event payment will be made within seven days thereafter, except as provided by the rules of the SEC. During the period prior to the time the redemption request is executed, dividends on such Institutional Shares will accrue and be payable as described under "Dividends, Distributions and Federal Income Taxes," and investors will be entitled to exercise all other beneficial rights of ownership.

     If an investor has agreed with a particular Bank to maintain a minimum balance in an account, and the balance in the account falls below that minimum, the investor may be obliged to redeem all of the investor's Institutional Shares in the Funds.

               DIVIDENDS, DISTRIBUTIONS AND FEDERAL INCOME TAXES

     Each Fund's net investment income ordinarily is declared as a dividend on each day that the Funds are open for business. Dividends are paid within five business days after the end of each month. Institutional Shares begin accruing dividends on the day the purchase is effected and continue to accrue dividends through the day before the redemption request is executed. Each Fund's earnings for non-business days are declared as dividends to shareholders of record on the preceding business day. All dividends are reinvested automatically in additional Institutional Shares of that Fund at net asset value or, at the option of the Bank Customer, as indicated on the authorization form provided by the Customer's Bank, are either credited to the Customer's Bank account or paid in cash. Distributions from net realized securities gains are normally declared and paid once a year, but each Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). In all cases distributions will be made in a manner that is consistent with the provisions of the 1940 Act. Neither Fund will make distributions from net realized securities gains unless capital loss carryovers, if any, have been utilized or have expired. These distributions, if any, are reinvested automatically in additional Institutional Shares of the Fund involved at net asset value or, at the Customer's option, are credited as described above. If all Institutional Shares in the account are redeemed at any time during the month, all dividends to which the Customer is entitled will be paid within five business days after the end of the month by crediting the Customer's Bank account or, if this is not possible, in cash. All expenses are accrued daily and deducted before declaration of dividends.

     Notice as to the tax status of dividends and distributions declared by each Fund is mailed annually. Each Customer will also receive periodic account summaries which will include information as to income dividends and distributions from securities gains, if any, declared during the year.

     Since each Fund's income is derived from interest rather than dividends, no portion of either Fund's dividends or distributions will qualify for the dividends received deduction allowable to certain U.S. corporations. Dividends from net investment income, together with distributions from the excess, if any, of net realized short-term over net realized long-term losses and all or a portion of the gains from the sale or other disposition of certain market discount bonds, are taxable to those shareholders who are not exempt from federal income taxes as ordinary income, whether or not reinvested in additional shares. Distributions from net realized long-term securities gains, if any, are taxable to those shareholders who are not exempt from federal income taxes as long-term capital gains. Shareholders in the Funds may be subject to state and local taxes on dividends and distributions declared by the Funds.

     To avoid a federal excise tax, each Fund must distribute substantially all of its ordinary income, and capital gain net income, if any, by the end of each calendar year. Dividends or distributions, if any, payable to shareholders of record on a date in October, November or December of any year are deemed to have been paid in that year, if they are paid by the following January.

     Federal regulations may require, in certain cases, a Customer's Bank to withhold ("backup withholding") and remit to the U.S. Treasury 31% of dividends and distributions paid to such Customer if the Customer (i) has provided either an incorrect TIN or no TIN at all, (ii) is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) has failed to certify to the Bank that he or she is not subject to backup withholding or that he or she is an "exempt recipient."

     A TIN is either the Social Security number or employer identification number of the beneficial owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the beneficial owner of the account, and may be claimed as a credit on the beneficial owner's federal income tax return.

     Each Fund will be treated as a separate entity for tax purposes, and has qualified and intends to continue to qualify as a regulated investment company under the Code as long as this qualification is in the best interest of its shareholders. Such qualification generally relieves each Fund of liability for federal income taxes to the extent its earnings are distributed in accordance with the applicable provisions of the Code.

     Investors should consult their tax advisors regarding specific questions as to federal, state or local taxes.

                               OTHER INFORMATION

CAPITALIZATION

     Pacifica Funds Trust (formerly Fund Source) was organized as a Massachusetts business trust on July 17, 1984, and consists of a series of separately managed portfolios. This Prospectus relates to the Institutional Shares of two of these managed portfolios -- the Pacifica Prime Money Market Fund and Pacifica Treasury Money Market Fund -- which were reorganized as portfolios of Pacifica Funds Trust on October 1, 1994 and which are classified as diversified, open-end management investment companies under the 1940 Act.

     The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 per share. The Board of Trustees has authorized the issuance of three classes of shares in each of the Funds -- Institutional Shares, Service Shares and Investor Shares. Each share of a Fund is entitled to cash dividends and distributions earned on such Fund's shares as are declared in the discretion of the Board of Trustees, and represents the same proportionate interest in a particular Fund with other shares of the Fund, except that a Fund's Institutional, Service and Investor Shares each bear all of the Service Organization fees, distribution payments (if any) and other "class" expenses that are allocated to a particular class.

     Investor Shares pay higher combined fees for shareholder support and distribution services than Service Shares, and Service Shares pay higher shareholder support fees than Institutional Shares. This difference in expenses will create different performance results for the three classes. The Funds will offer various services and privileges in connection with their Investor Shares that are not offered in connection with their Service Shares or Institutional Shares, such as an automatic investment plan, an automatic withdrawal plan and certain check writing privileges. Additional information concerning each class of shares may be obtained by calling (800) 662-8417 or by contacting a Customer's Service Organization.

     Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust. The Declaration of Trust also provides for indemnification out of the property of a Fund of any shareholder held personally liable solely by reason of being or having been a shareholder of the Fund. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations and should be considered remote.

     When issued, shares of the Trust are fully paid, non-assessable and freely transferable.

VOTING

     Shareholders have the right to vote in the election of Trustees and on any and all matters on which, by law or under the provisions of the Declaration of Trust, they may be entitled to vote. The Trust is not required to hold annual meetings, but in the event that a special meeting is held, shareholders of each Fund will be entitled to one vote for each full share held and fractional votes for fractional shares held, and will vote in the aggregate and not on a Fund-by-Fund basis, except as required by the 1940 Act or other applicable law. It is contemplated that, as required by the 1940 Act, the shareholders of the respective Funds will vote separately on a Fund-by-Fund basis on matters relating to a particular Fund's investment advisory agreement or changes in a Fund's fundamental investment limitations, and on other matters where the interests of the respective Funds are not substantially identical. Similarly, shareholders of each of the Funds will vote in the aggregate and not by class unless the matter to be voted on affects only the interests of the holders of a particular class of a Fund's shares. Voting rights are not cumulative.

     The Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust and in connection with the meeting to comply with the shareholders' communications provisions of Section 16(c) of the 1940 Act. See "Description of the Funds" in the SAI.

PERFORMANCE INFORMATION

     From time to time each Fund advertises the yield and effective yield of its Institutional Shares. Both yield figures will fluctuate, are based on historical earnings and are not intended to indicate future performance. The yield for Institutional Shares of each Fund refers to the income generated by an investment in Institutional Shares of a Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in Institutional Shares of a Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. Each Fund's yield and effective yield for Institutional Shares may reflect voluntary fee waivers. See "Management of the Funds."

     Yield information is useful in reviewing each Fund's performance, but because yields will fluctuate, such information may not provide a basis for comparison with domestic bank deposits or other investments which pay a fixed yield for a stated period of time.

     For purposes of comparison, the Funds may, from time to time, quote performance information from IBC/Donoghue's MONEY FUND REPORT of Holliston, Massachusetts 01746. IBC/Donoghue's MONEY FUND AVERAGE is a widely recognized index of money market fund performance. Figures reflect average yields of all taxable money funds included in IBC/Donoghue's index. IBC/Donoghue's U.S. TREASURY & REPO MONEY FUND AVERAGE is a component of this average and reflects average yields of all taxable U.S. Treasury money funds.

     Any fees which may be imposed by Banks directly on their Customer accounts for cash management services in connection with investments in the Funds are not reflected in yield figures and any such fees, if charged, will reduce the actual return received by Bank Customers on their investments.

SHAREHOLDER INQUIRIES

     All shareholder inquiries should be directed to the Funds, 237 Park Avenue, Suite 910, New York, New York 10017.

General and Account Information: (800) 662-8417.

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS OR THEIR DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS OR BY THEIR DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

     SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED, ENDORSED OR OTHERWISE SUPPORTED BY FIRST INTERSTATE BANCORP OR ITS AFFILIATES, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

     AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

INVESTMENT ADVISOR

First Interstate Capital Management, Inc.
7501 East McCormick Parkway
Scottsdale, Arizona 85258


ADMINISTRATOR

The Dreyfus Corporation
200 Park Avenue
New York, New York 10166


DISTRIBUTOR

Pacifica Funds Distributor Inc.
230 Park Avenue
New York, New York 10169


CUSTODIAN

First Interstate Bank of California
707 Wilshire Boulevard
Los Angeles, California 90017


INDEPENDENT AUDITORS

Ernst & Young LLP
787 Seventh Avenue
New York, New York 10019


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